UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2022

Date of reporting period:  May 31, 2022

Item 1. Reports to Stockholders.

(a)

Semper MBS Total Return Fund
Class A – SEMOX
Investor Class – SEMPX
Institutional Class – SEMMX

Semper Short Duration Fund
Investor Class – SEMRX
Institutional Class – SEMIX

Semi-Annual Report
May 31, 2022

SEMPER FUNDS

Table of Contents

Shareholder Letter	1
Allocation of Portfolio Assets	8
Expense Example	10
Schedules of Investments	12
Statements of Assets and Liabilities	34
Statements of Operations	37
Statements of Changes in Net Assets	38
Financial Highlights	42
Notes to Financial Statements	47
Notice to Shareholders	62
Approval of Investment Advisory Agreement	63
Householding	67
Privacy Notice	68

SEMPER FUNDS

July 11, 2022

Dear Shareholder,

The first six months of the 2022 fiscal year covering December, 2021 through May, 2022 were an extremely challenging and, in many ways unprecedented period in the domestic fixed income market. A sharp rise in inflation pressures globally combined with continuing dramatic shifts in domestic and global economic conditions impacted by evolving pandemic-related pressures on employment, supply chains, real estate, set the Fed into action. The generally risk-off sentiment was further exacerbated by the war in Ukraine with its expected impact on energy prices and global food supply. After months of market speculation, the Fed reversed its accommodative monetary policy, moving from quantitative easing and a 0% Fed Funds target rate, and began moving towards a restrictive monetary policy including raising rates 3 times in March, May and June 2022 for a total of 150 basis points, and beginning to contract its balance sheet. We are likely still early in this process, with the expectation for multiple additional Fed rate hikes this year in an attempt to bring inflation down from high single digits back to their target 2% inflation rate. The Fed’s path remains uncertain, and the impact on economic growth, employment, and profits are also highly uncertain. This has led to a sharp rise in interest rates, a bear market in equities, and extremely high volatility across the capital markets.

The Bloomberg U.S. Aggregate Index, a proxy for the overall domestic investment grade bond market, had a negative total return during the six months ending May 31, 2022 of -9.15%. This reflects rising Treasury yields, widening corporate bond spreads, and widening Agency mortgage-backed securities (MBS) spreads. The index has an effective duration, or interest rate sensitivity, of over 6 years, leading to this sharply negative performance. The 2-year Treasury note yield rose from 0.57% to 2.56% during this period, while the 10-year Treasury note yield rose from 1.45% to 2.85%. The Bloomberg U.S. MBS Index, consisting of government agency MBS returned -7.38% during the six-month period. The MBS Index outperformed the Aggregate Index on a relative basis because its lower interest rate sensitivity more than compensated for its yield spread widening relative to Treasuries. The strength and speed of the rise in rates and magnitude of yield spread widening has been a rare occurrence.

The Semper MBS Total Return Fund (the “Total Return Fund”) and the Semper Short Duration Fund (the “Short Duration Fund”) were negatively impacted by this extreme weakness in the fixed income market. Although both Funds have relatively low interest rate sensitivity, the spread widening in all credit sectors had a negative impact on bond prices in the Funds, despite continuing strengthening of the credit quality of these bonds from a strong housing market and good consumer credit performance. Home price appreciation is now running at nearly 20% year over year. And while we expect sharply slower price growth over the next year given reduced home affordability and higher mortgage rates, the rapid increase in home equity enjoyed by most homeowners, and certainly by the homeowners whose loans serve

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as collateral or reference loans for the Funds’ Residential Non-Agency MBS (RMBS) and many of the Funds’ Commercial MBS (CMBS) has reduced the risk of collateral loss and therefor potential principal loss for these bonds. The average loan to value (LTV) for the Total Return Fund was approximately 48% at the end of May versus 60% one year earlier. The average LTV for the Short Duration Fund was approximately 52% at the end of May versus 63% one year earlier. Mortgage delinquencies are now at lower levels than before the Great Financial Crisis in 2006. We expect this overall housing and consumer credit strength to dampen the impact of economic weakness brought on by the Fed’s monetary policy.

The Total Return Fund net performance for the six months ended May 31, 2022 for the Institutional Class was -6.10%, for the Investor Class net performance was -6.20%, and for the Class A net performance was -6.20% without the maximum 2.00% front-end sales load and -8.10% including the front-end sales load. The Total Return Fund’s performance was ahead of the benchmark index but significantly negative. The Short Duration Fund’s net performance for the six months ended May 31, 2022 was -2.56% for the Institutional class and -2.68% for the Investor class compared to -2.60% for the Bloomberg 1-3 year Government Index, the Fund’s primary benchmark index. The performance of the Bloomberg 1-3 Year U.S. Treasury Index was -2.60% for the six months ended May 31, 2022.

We expect interest rate volatility to remain high throughout 2022 as the Fed’s program unfolds and the impact on the economy and inflation increasingly takes hold. We also expect the general level of interest rates to rise from today’s already elevated levels during this period.

Over the course of 2022 we expect this upward pressure on rates to be a positive for RMBS with their generally low duration, floating rate profiles, and housing’s current strength and expected resiliency during inflationary periods. However, mortgage credit and securitized debt in general couldn’t avoid the widening and deepening impact of the heightened volatility, constrained liquidity, and risk-off sentiment of the capital markets. RMBS, which had experienced spread widening from a rapid growth in new issue supply towards the end of 2021 and into 2022, was subjected to further spread widening in January through May, with a brief respite in April.

The below tables show how RMBS bonds have generally performed this year, with much wider yield spreads and lower prices. The first table provides representative bonds profiles from the Short Duration Fund and the second table provides representative bond profiles from the Total Return Fund. Importantly, the higher yields to maturity of these bonds, coupled with the strong and consistently improving credit quality of the Funds’ bonds and the underlying loans, provide the opportunity for attractive performance once the capital markets stabilize.

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Short Duration Fund

Total Return Fund

While spreads across all bond sectors have widened year-to-date, RMBS have widened much more than corporate bond spreads. In our view this is primarily due to the complexity, modest size, smaller investor base, still relative newness of these post Great Financial Crisis bonds, and still elevated new issue supply. However, unlike corporate bonds, these RMBS bonds are collateralized by strong loans (and real assets), have benefitted from over 30% home price appreciation over the last two years leading to large home equity gains by homeowners, and have been delevering through consistent amortization. Corporate bonds, in contrast, don’t amortize and are not collateralized, resulting, in our view as much more susceptible to credit deterioration that may result from today’s economic uncertainty. The table below highlights the relative attractiveness of RMBS to corporate bonds across the credit quality spectrum.

CREDIT RATINGS
Sector	AAA	BBB	BB	B
Corporate Bond Indices	64	173	289	482
Agency Credit Risk Transfer (CRT)		350-400	600-650	1000-1100
Non-Qualified Mortgage (Non-QM)	220	450-500	600-650	700-750
Jumbo 2.0	190	350-400	550-600	650-700
Multi-family CRE CLO	230	450
Sector	AAA	BBB	BB	B

Credit ratings provide one measure of credit quality. Nearly 60 bonds in the two Funds have been upgraded by the credit rating agencies year to date, following well over 100 upgrades last year – despite the rating agencies’ more conservative rating actions post pandemic.

SEMPER FUNDS

Semper focusses on investing in securitized bonds with strong and strengthening credit profiles. In this year’s broad-based risk off environment, the cash flow characteristics of these bonds have not kept their prices from declining, even in the case of ratings upgrades. However, we are confident that the quality of these bonds, especially relative to newly securitized profiles with less embedded home equity and less structural credit enhancement will begin to support price increases back to par.

The below graphs highlight the improving credit quality of a bond held in the Total Return Fund, STACR 2020-DNA4 B2. This is a subordinated Agency Credit Risk Transfer (CRT) Bond issued by Freddie Mac. This profile is considered one of the riskiest structures in the RMBS sector, and its significant credit quality is representative of just how strong most seasoned bonds are from a credit perspective across the RMBS sector. The bars on the top graph show the amount of credit enhancement (C/E) for the bond – how much the reference pool of agency loans supporting this deal can suffer in terms of lifetime losses from defaults/foreclosures before this bond loses any principal. This protection is provided by the amount of first loss that Freddie Mac retained. At the time of the bond’s initial placement, this was about 25 basis points of loss. At the time the deal was placed, cumulative lifetime losses were projected to be about 8 basis points. The solid line on the graph shows the resulting loss coverage ratio (LCF), approximately 3 times. Over the next 5 quarters, the credit enhancement of the bond rose to about 55 basis points. As borrowers made their scheduled mortgage payments and voluntary mortgage prepayments, the deal has delevered, leading to more C/E. At the same time, the expectation for loan losses has declined, leading to a current LCR of over 10 times. The natural “credit rolldown” of this bond has led to a lower likelihood of principal impairment, and better credit quality.

SEMPER FUNDS

This second graph shows the loan to value (LTV) of the reference pool of loans. Over this same 5 quarter period, average loan to value has declined from about 70% to about 59%, the result of strong home price appreciation. This is a second source of increased credit quality for the bonds. Higher home equity leads to lower default rates and lower losses in the case of foreclosures.

The improving and currently strong credit quality across both Funds provides strong support for our positive outlook for both Funds’ performance despite recent market, sector, and fund performance challenges.

The Total Return Fund’s investment approach remains unchanged, with a focus on mortgage credit, and a significant allocation to seasoned post-Great Financial Crisis Non-Agency RMBS. We expect that bonds securitized with mortgages, and ultimately by residential real estate, will continue to be among the best performing assets in the capital markets over a market cycle, including both recessionary and expansionary environments. We focus on owning a diversified portfolio consisting primarily of Non-Agency mortgage securities with limited rate sensitivity, and upside price optionality from growth in credit enhancement, with the expectation that over a cycle, the Fund will benefit from higher yield in all periods, while having less principal volatility from avoiding a portion of the duration-driven price movements of the bond market. Active management in this complex, relatively small sector will add value over time as well, although less value in periods of reduced liquidity which we are seeing currently.

Overall fund characteristics were similar to the prior fiscal year end ended November 30, 2021. We continued to maintain low duration, although rising rates have extended the duration of the portfolio’s bonds modestly to approximately 1.3 years. We further increased the portfolio’s allocation to floating rate bonds to about 73%, to benefit

SEMPER FUNDS

from coupons that reset higher as the coupons reference rates, LIBOR and SOFR, move higher in lockstep with the Fed’s target Fed Funds rate. The Total Return Fund currently has a 95% allocation to RMBS, of which 17% is in Legacy RMBS, 6% is in Jumbo 2.0, 11% in Non-QM, 5% in Single Family Rental Securitizations, and 30% in CRT bonds. The CMBS allocation totaled 8%.

The targeted positioning for the Short Duration Fund also remains unchanged versus the prior reporting period. Our primary objective continues to be managing the Short Duration Fund with a goal of protecting principal while offering the potential for higher returns than cash and cash alternatives. We continue to target a portfolio duration of 0.5 years over time, During this period of near certainty with respect to increasing rates, we are maintaining the portfolio’s interest rate sensitivity is modestly lower than that – approximately 0.3 years currently.

Similar to the Total Return Fund, we have moved to increase the floating rate allocation in the Short Duration Fund to benefit from the Fed’s likely rate increases which will be reflected in higher SOFR and LIBOR base rates. As these coupons are reset higher, the Fund’s dividend should rise sharply, while the bonds’ low durations and higher yield should provide price protection from spread widening. We increased the allocation to floating rate bonds further to 91% of the portfolio. Total MBS exposure remains close to 50% (by prospectus we are limited to 25% Agency MBS including CRT plus 25% RMBS), and CMBS and Collateralized Loan Obligations (CLOs), each of which is rated AAA, are each just below 25%. We continue to target an overall weighted average investment grade quality for the portfolio holdings. Both the Total Return Fund and the Short Duration Fund have significant capacity and appropriate liquidity.

As the overall bond market braces for what may be continued challenging months ahead led by the Fed’s aggressive battle against inflation expectations, we believe that the unique positioning of non-Agency bonds, supported by a housing market with both strong sector technicals and fundamentals, as well as attractive structural characteristics, offers a compelling case for attractive absolute and relative performance. The bonds in the Total Return Fund currently have a weighted average price of approximately $89.5, approximately 10 points lower than December 31 levels. The Short Duration Fund bonds have an average price of approximately $97.4, which is 3.5 points lower year to date. About 90% of the Total Return Fund bonds and 80% of the Short Duration Fund bonds are currently priced below par. Combined with rising average coupons from increasing SOFR and LIBOR reference rates for the Funds’ floating rate securities, we believe that both Funds are well positioned to benefit from today’s increasingly attractive investment opportunity.

Sincerely,

Semper Capital Management, L.P.

Past performance is not a guarantee of future results.

Opinions expressed are those of Semper Capital Management, L.P., the Semper MBS Total Return Fund’s and the Semper Short Duration Fund’s investment adviser, and are subject to change, are not guaranteed and should not be considered investment advice.

SEMPER FUNDS

Mutual fund investing involves risk. Principal loss is possible.

The Funds invest in debt securities: As interest rates rise, the value of debt securities decrease; whereas prepayment risk tends to occur during periods of declining interest rates. This risk is usually greater for longer-term debt securities. Recent turbulence in the financial markets and reduced liquidity in credit and the fixed-income market may have an adverse effect on the Funds. Investments in mortgage-backed and asset-backed securities include additional risks that investors should be aware of such as credit risk, interest rate risk, prepayment risk, real estate market risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans. Accordingly, the Funds may not be suitable for all investors.

In addition, the MBS Total Return Fund invests in lower-rated and non-rated securities that present a greater risk of loss to principal and interest than higher-rated securities. The Fund may make short sales of securities, which involves the risk that losses to those securities may exceed the original amount invested by the Fund. The Fund may invest in securities that are less liquid which can be difficult to sell. The Fund may use certain types of investment derivatives such as futures, forwards, and swaps. Derivatives involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. The Fund may use leverage which may exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund may invest in To Be Announced (“TBA”) securities which involve interest rate and investment exposure risks. The Fund may invest in when-issued securities which may involve less favorable prices for securities, when delivered, and failure to deliver securities could cause a loss to the Fund.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete listing of Fund holdings, please refer to the schedule of investments in this report.

Diversification does not assure a profit nor protect against loss in a declining market.

The Bloomberg U.S. MBS Index covers agency mortgage-backed pass-through securities – both fixed-rate and hybrid ARM – issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC). Pool aggregates must have at least $250 million outstanding with a weighted average maturity of at least one year.

The Bloomberg 1-3 Year U.S. Government Index covers U.S. Treasury and agency securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg 1-3 Year U.S. Treasury Index covers U.S. Treasury securities issued by the U.S. Government with a maturity from 1 up to but not including 3 years. This unmanaged index contains only dollar-denominated issues with at least $250 million par outstanding.

The Bloomberg U.S. Aggregate Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in the U.S.

One cannot invest directly in an index.

Effective Duration: Calculation for bonds with cash flow variability. It takes into account that expected cash flows will fluctuate as interest rates change.

Yield: Interest income divided by price for a bond or portfolio of bonds.

Yield to Maturity: Anticipated rate of return on a bond or portfolio of bonds if held until the maturity date.

Par is the face value or nominal value of a bond.

Basis point equals 1/100th of 1%.

This report must be preceded or accompanied by a prospectus.

The Semper Funds are distributed by Quasar Distributors, LLC.

SEMPER MBS TOTAL RETURN FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2022 (Unaudited)

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

SEMPER SHORT DURATION FUND

ALLOCATION OF PORTFOLIO ASSETS at May 31, 2022 (Unaudited)

5.9%
0.0%
1.8%
22.9%
21.7%
0.0%
24.5%
23.2%

Asset-Backed Securities – Agency – 0.0%

Asset-Backed Securities – Non-Agency – 1.8%

Collateralized Loan Obligations – 22.9%

Commercial Mortgage-Backed Securities – Agency – 0.0%

Commercial Mortgage-Backed Securities – Non-Agency – 24.5%

Residential Mortgage-Backed Securities – Agency – 23.2%*

Residential Mortgage-Backed Securities – Non-Agency – 21.7%

Money Market Fund – 5.9%

*	Includes Agency Credit Risk Transfer bonds, which are issued by but not guaranteed by Fannie Mae and Freddie Mac.

Percentages represent market value as a percentage of total investments.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2022 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/1/21 – 5/31/22).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The Example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

SEMPER FUNDS

EXPENSE EXAMPLE at May 31, 2022 (Unaudited), Continued

Total Return Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/21	5/31/22	12/1/21 – 5/31/22(1)
Class A
Actual	$1,000.00	$ 938.00	$5.27
Hypothetical (5% return	$1,000.00	$1,019.50	$5.49
before expenses)

Investor Class
Actual	$1,000.00	$ 938.00	$5.27
Hypothetical (5% return	$1,000.00	$1,019.50	$5.49
before expenses)

Institutional Class
Actual	$1,000.00	$ 939.00	$4.06
Hypothetical (5% return	$1,000.00	$1,020.74	$4.23
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense. The annualized expense ratios of the Semper MBS Total Return Fund – Class A, Investor Class and Institutional Class are 1.09%, 1.09% and 0.84%, respectively.

Short Duration Fund

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	12/1/21	5/31/22	12/1/21 – 5/31/22(1)
Investor Class
Actual	$1,000.00	$ 973.20	$4.18
Hypothetical (5% return	$1,000.00	$1,020.69	$4.28
before expenses)

Institutional Class
Actual	$1,000.00	$ 974.40	$2.95
Hypothetical (5% return	$1,000.00	$1,021.94	$3.02
before expenses)

(1)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year)/365 days to reflect the one-half year expense. The annualized expense ratios of the Semper Short Duration Fund – Investor Class and Institutional Class are 0.85% and 0.60%, respectively.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Principal
	Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
Fannie Mae-Aces
Series 2006-M1, Class IO, 0.227%, 3/25/36 (a)(g)	$1,300,952	$13
GNMA REMIC Trust
Series 2012-25, Class IO, 0.000%, 8/16/52 (a)(g)	395,290	5
Government National Mortgage Association
Series 2002-28, Class IO, 0.729%, 1/16/42 (a)(g)	11,428	—
Series 2005-23, Class IO, 0.000%, 6/17/45 (a)(g)	119,359	—
Series 2006-68, Class IO, 0.466%, 5/16/46 (a)(g)	121,095	536
Total Commercial Mortgage-Backed Securities – Agency
(cost $51,568)		554

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 9.9%
Bayview Commercial Asset Trust
Series 2004-3, Class B2, 6.031%
(1 Month LIBOR USD + 5.025%), 1/25/35 (c)(h)	36,154	36,405
Series 2006-2A, Class M1, 1.471%
(1 Month LIBOR USD + 0.465%), 7/25/36 (c)(h)	712,563	663,409
Series 2006-2A, Class M3, 1.531%
(1 Month LIBOR USD + 0.525%), 7/25/36 (c)(h)	1,030,036	952,236
Series 2006-3A, Class M1, 1.516%
(1 Month LIBOR USD + 0.510%), 10/25/36 (c)(h)	885,643	832,824
Series 2007-2A, Class A1, 1.276%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(h)	1,391,181	1,295,634
Freddie Mac Multi-Family Structured Credit Risk
Series 2021-MN1, Class M2, 4.334%
(SOFR30A + 3.750%), 1/25/51 (c)(h)	6,537,000	5,918,822
Series 2021-MN1, Class B1, 8.334%
(SOFR30A + 7.750%), 1/25/51 (c)(h)	6,603,000	6,891,842
Series 2021-MN3, Class B1, 7.434%
(SOFR30A + 6.850%), 11/25/51 (c)(h)	6,413,000	5,499,231
GMAC Commercial Mortgage Asset Corp.
Series 2005-DRUM, Class AIO, 0.171%, 5/10/50 (a)(c)(g)	139,635,277	2,465,945
Series 2012-BLIS, Class IO, 0.576%, 7/10/50 (c)	27,755,928	1,661,303
Lehman Brothers Small Balance Commercial Mortgage Trust
Series 2006-3A, Class M2, 1.396%
(1 Month LIBOR USD + 0.390%), 12/25/36 (c)(h)	3,241,292	3,127,593
Series 2007-1A, Class M1, 1.506%
(1 Month LIBOR USD + 0.500%), 3/25/37 (c)(h)	5,881,000	5,616,569
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 4.256%
(1 Month LIBOR USD + 3.250%), 10/15/49 (c)(h)	10,362,000	9,629,609

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Multi-Family Connecticut Avenue Securities Trust (Continued)
Series 2019-01, Class B10, 6.506%
(1 Month LIBOR USD + 5.500%), 10/15/49 (c)(h)	$2,384,000	$2,216,764
Series 2020-01, Class M10, 4.756%
(1 Month LIBOR USD + 3.750%), 3/25/50 (c)(h)	11,772,000	11,072,104
Velocity Commercial Capital Loan Trust
Series 2017-2, Class M4, 5.000%, 11/25/47 (a)(c)	398,933	373,762
Series 2018-1, Class M5, 6.260%, 4/25/48 (c)	275,581	269,258
Series 2018-2, Class M3, 4.720%, 10/26/48 (a)(c)	318,240	312,437
Series 2019-1, Class M5, 5.700%, 3/25/49 (a)(c)	628,686	542,187
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $62,248,504)		59,377,934

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 30.1%
Fannie Mae Connecticut Avenue Securities
Series 2019-R06, Class 2B1, 4.756%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(h)	9,250,000	8,777,765
Series 2019-R07, Class 1B1, 4.406%
(1 Month LIBOR USD + 3.400%), 10/25/39 (c)(h)	3,556,000	3,422,477
Series 2020-R02, Class 2B1, 4.006%
(1 Month LIBOR USD + 3.000%), 1/25/40 (c)(h)	3,395,543	3,055,968
Series 2020-R01, Class 1B1, 4.256%
(1 Month LIBOR USD + 3.250%), 1/25/40 (c)(h)	2,844,000	2,678,437
Series 2020-SBT1, Class 1M2, 4.656%
(1 Month LIBOR USD + 3.650%), 2/25/40 (c)(h)	9,005,000	8,933,675
Series 2020-SBT1, Class 2B1, 7.606%
(1 Month LIBOR USD + 6.600%), 2/25/40 (c)(e)(h)	13,475,000	13,121,301
Series 2020-SBT1, Class 1B1, 7.756%
(1 Month LIBOR USD + 6.750%), 2/25/40 (c)(h)	17,106,000	17,407,220
FNMA Grantor Trust
Series 2003-T2, Class A1, 0.948%
(1 Month LIBOR USD + 0.140%), 3/25/33 (h)	32,843	32,710
Series 2004-T3, Class 2A, 3.363%, 8/25/43 (a)	33,987	34,775
FNMA Pool
Class #888534, 5.000%, 8/1/37	6,308	6,480
FNMA REMIC Trust
Series 2007-30, Class ZM, 4.250%, 4/25/37	58,994	61,406
Series 2007-W8, Class 1A5, 6.431%, 9/25/37 (a)	8,036	9,127
Freddie Mac STACR REMIC Trust
Series 2021-DNA3, Class B1, 4.084%
(SOFR30A + 3.500%), 10/25/33 (c)(h)	5,506,400	5,006,509

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk
Series 2021-DNA2, Class B1, 3.984%
(SOFR30A + 3.400%), 8/25/33 (c)(h)	$8,393,000	$7,459,799
Series 2021-DNA2, Class B2, 6.584%
(SOFR30A + 6.000%), 8/25/33 (c)(h)	6,122,000	5,273,084
Series 2018-HRP2, Class B1, 5.206%
(1 Month LIBOR USD + 4.200%), 2/25/47 (c)(h)	8,126,000	7,863,672
Series 2019-FTR3, Class B2, 5.468%
(1 Month LIBOR USD + 4.800%), 9/25/47 (c)(h)	11,233,500	9,149,800
Series 2019-FTR4, Class B2, 6.006%
(1 Month LIBOR USD + 5.000%), 11/25/47 (c)(h)	10,050,000	8,708,169
Series 2019-DNA4, Class B2, 7.256%
(1 Month LIBOR USD + 6.250%), 10/25/49 (c)(h)	987,000	951,848
Series 2020-HQA5, Class B1, 4.584%
(SOFR30A + 4.000%), 11/25/50 (c)(h)	5,239,000	5,015,253
Series 2020-HQA5, Class B2, 7.984%
(SOFR30A + 7.400%), 11/25/50 (c)(h)	4,460,000	4,334,524
Series 2020-DNA6, Class B1, 3.584%
(SOFR30A + 3.000%), 12/25/50 (c)(h)	5,000,000	4,628,458
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2021-HQA1, Class B2, 5.584%
(SOFR30A + 5.000%), 8/25/33 (c)(h)	2,986,000	2,337,816
Series 2021-DNA3, Class B2, 6.834%
(SOFR30A + 6.250%), 10/25/33 (c)(h)	4,656,000	4,053,619
Series 2021-HQA2, Class B1, 3.734%
(SOFR30A + 3.150%), 12/25/33 (c)(h)	6,861,000	5,970,743
Series 2020-HQA1, Class B2, 6.106%
(1 Month LIBOR USD + 5.100%), 1/25/50 (c)(h)	8,679,000	7,554,060
Series 2020-DNA1, Class B2, 6.256%
(1 Month LIBOR USD + 5.250%), 1/25/50 (c)(h)	2,938,000	2,643,453
Series 2020-DNA2, Class B2, 5.806%
(1 Month LIBOR USD + 4.800%), 2/25/50 (c)(h)	6,990,000	5,928,693
Series 2020-HQA2, Class B1, 5.106%
(1 Month LIBOR USD + 4.100%), 3/25/50 (c)(h)	5,537,355	5,381,595
Series 2020-HQA2, Class B2, 8.606%
(1 Month LIBOR USD + 7.600%), 3/25/50 (c)(h)	10,250,000	9,479,498
Series 2020-DNA3, Class B2, 10.356%
(1 Month LIBOR USD + 9.350%), 6/25/50 (c)(h)	2,000,000	2,347,385
Series 2020-DNA4, Class B2, 11.006%
(1 Month LIBOR USD + 10.000%), 8/25/50 (c)(h)	3,888,000	4,675,413
Series 2020-HQA4, Class B2, 10.406%
(1 Month LIBOR USD + 9.400%), 9/25/50 (c)(h)	1,780,000	2,071,851

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac Structured Agency Credit Risk REMIC Trust (Continued)
Series 2020-DNA5, Class B1, 5.333%
(SOFR30A + 4.800%), 10/25/50 (c)(h)	$3,055,000	$3,136,862
Series 2020-DNA5, Class B2, 12.033%
(SOFR30A + 11.500%), 10/25/50 (c)(h)	1,810,000	2,186,964
Series 2020-DNA6, Class B2, 6.234%
(SOFR30A + 5.650%), 12/25/50 (c)(h)	5,750,000	5,327,709
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M2, 3.656%, 12/25/46 (a)(c)	595,000	560,324
Series 2017-SC02, Class M2, 3.846%, 5/25/47 (a)(c)	1,411,000	1,347,880
Total Residential Mortgage-Backed Securities – Agency
(cost $196,152,127)		180,936,322

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 58.8%
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (j)	76,735	76,116
AMSR Trust
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	246,884
Series 2020-SFR3, Class F, 3.553%, 9/17/37 (c)	1,482,000	1,371,710
Series 2020-SFR4, Class G1, 4.002%, 11/17/37 (c)	750,000	710,991
Series 2021-SFR1, Class F, 3.596%, 6/17/38 (a)(c)	2,114,000	1,927,955
Series 2021-SFR3, Class H, 4.896%, 10/17/38 (c)	1,750,000	1,688,444
Series 2021-SFR3, Class I, 5.884%, 10/17/38 (c)	1,750,000	1,680,133
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	413,770	410,189
Asset Backed Securities Corp.
Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 6.978%, 9/21/30 (j)	545,133	523,557
Banc of America Funding Corp.
Series 2006-D, Class 5A2, 2.969%, 5/20/36 (a)	6,860	6,614
Series 2008-R4, Class 1A4, 1.118%
(1 Month LIBOR USD + 0.450%), 7/25/37 (c)(h)	1,452,622	1,073,512
Bear Stearns ALT-A Trust
Series 2005-9, Class 11A1, 1.526%
(1 Month LIBOR USD + 0.520%), 11/25/35 (h)	4,226,989	5,280,441
Series 2006-3, Class 1A1, 1.386%
(1 Month LIBOR USD + 0.380%), 5/25/36 (h)	958,682	1,024,026
Bear Stearns Asset Backed Securities I Trust
Series 2006-IM1, Class A3, 1.566%
(1 Month LIBOR USD + 0.560%), 4/25/36 (h)	5,379,350	7,261,571
Series 2006-IM1, Class A6, 1.646%
(1 Month LIBOR USD + 0.640%), 4/25/36 (h)	5,307,810	6,949,055

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Bellemeade Re Ltd.
Series 2020-2A, Class M2, 7.006%
(1 Month LIBOR USD + 6.000%), 8/26/30 (c)(h)	$2,352,000	$2,429,269
Series 2020-3A, Class M2, 5.856%
(1 Month LIBOR USD + 4.850%), 10/25/30 (c)(h)	6,236,000	6,349,869
Series 2021-1A, Class M2, 5.434%
(SOFR30A + 4.850%), 3/25/31 (c)(h)	2,420,000	2,446,095
Series 2021-1A, Class B1, 7.334%
(SOFR30A + 6.750%), 3/25/31 (c)(h)	1,421,000	1,429,454
Series 2021-2A, Class M2, 3.484%
(SOFR30A + 2.900%), 6/25/31 (c)(h)	3,526,000	3,244,726
Series 2021-2A, Class B1, 4.734%
(SOFR30A + 4.150%), 6/25/31 (c)(h)	2,281,000	2,145,205
Chase Home Lending Mortgage Trust
Series 2019-ATR1, Class B4, 4.397%, 4/25/49 (a)(c)	2,719,000	2,583,210
Series 2019-ATR2, Class B4, 4.035%, 7/25/49 (a)(c)	1,895,661	1,740,990
Chase Mortgage Finance Corp.
Series 2020-CL1, Class M4, 5.356%
(1 Month LIBOR USD + 4.350%), 10/25/57 (c)(h)	346,345	353,652
CIM Trust
Series 2021-J1, Class AX1, 0.159%, 3/25/51 (a)(c)(g)	316,630,495	2,556,079
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class WA, 2.248%, 12/25/34 (a)	9,017	9,060
CitiMortgage Alternative Loan Trust
Series 2007-A7, Class 2A1, 1.406%
(1 Month LIBOR USD + 0.400%), 7/25/37 (h)	163,859	131,304
COLT Mortgage Loan Trust
Series 2021-3, Class B2, 4.120%, 9/27/66 (a)(c)	1,578,000	1,272,865
Series 2021-4, Class B2, 4.140%, 10/25/66 (a)(c)	2,625,000	2,349,630
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	148,750	21,974
CoreVest American Finance Trust
Series 2019-1, Class E, 5.489%, 3/15/52 (a)(c)	242,500	252,252
Series 2019-3, Class E, 4.764%, 10/15/52 (a)(c)	1,650,000	1,524,651
Countrywide Alternative Loan Trust
Series 2004-15, Class 2A2, 2.255%, 9/25/34 (a)	306,280	290,148
Series 2006-4CB, Class 2A3, 5.500%, 4/25/36	4,078	3,607
Series 2006-OA3, Class 1A1, 1.406%
(1 Month LIBOR USD + 0.400%), 5/25/36 (h)	8,048	7,311
Series 2006-OA9, Class 1A1, 1.127%
(1 Month LIBOR USD + 0.200%), 7/20/46 (h)	23,833	19,208
Countrywide Asset-Backed Certificates
Series 2006-24, Class 2A3, 1.156%
(1 Month LIBOR USD + 0.150%), 6/25/47 (h)	4,506	4,499

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Credit Suisse Mortgage Trust
Series 2020-AFC1, Class B1, 3.445%, 2/25/50 (a)(c)	$4,228,000	$3,979,864
Series 2020-AFC1, Class B2, 4.416%, 2/25/50 (a)(c)	5,459,650	5,158,496
Series 2021-NQM3, Class B1, 3.425%, 4/25/66 (a)(c)	6,274,899	5,216,863
Series 2021-NQM3, Class B2, 4.128%, 4/25/66 (a)(c)	921,499	779,672
Deephaven Residential Mortgage Trust
Series 2021-1, Class B2, 3.955%, 5/25/65 (a)(c)	3,200,000	2,994,587
Series 2021-4, Class B2, 4.499%, 11/25/66 (a)(c)	4,000,000	3,846,800
Eagle RE Ltd.
Series 2021-1, Class M2, 5.034%
(SOFR30A + 4.450%), 10/25/33 (c)(h)	3,574,000	3,530,355
Ellington Financial Mortgage Trust
Series 2021-2, Class B1, 3.202%, 6/25/66 (a)(c)	3,315,000	2,810,338
FirstKey Homes Trust
Series 2020-SFR1, Class F1, 3.638%, 8/17/37 (c)	1,902,000	1,784,576
Flagstar Mortgage Trust
Series 2018-1, Class B5, 3.961%, 3/25/48 (a)(c)	1,206,000	875,952
Fort KL
Series 2021-SFR1, Class G, 4.105%, 9/17/38 (c)	11,811,000	11,001,191
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 1.626%
(1 Month LIBOR USD + 0.620%), 10/25/45 (h)	17,457,829	15,950,960
GSAA Home Equity Trust
Series 2006-5, Class 2A1, 1.146%
(1 Month LIBOR USD + 0.140%), 3/25/36 (h)	26,834	10,952
Home RE Ltd.
Series 2021-1, Class M2, 3.856%
(1 Month LIBOR USD + 2.850%), 7/25/33 (c)(h)	1,500,000	1,357,836
JP Morgan Mortgage Trust
Series 2014-IVR6, Class B4, 2.404%, 7/25/44 (a)(c)	500,500	449,243
Series 2017-1, Class B5, 3.458%, 1/25/47 (a)(c)	1,821,475	1,661,189
Series 2019-HYB1, Class B4, 3.604%, 10/25/49 (a)(c)	5,018,638	4,452,119
Series 2019-5, Class B6, 4.278%, 11/25/49 (a)(c)	3,365,270	2,986,609
Series 2019-5, Class B5, 4.461%, 11/25/49 (a)(c)	1,232,439	1,122,585
Series 2020-2, Class B5, 3.844%, 7/25/50 (a)(c)	2,248,180	1,793,372
Series 2020-2, Class B6Z, 7.217%, 7/25/50 (a)(c)	3,831,984	3,137,039
Series 2021-3, Class A3X, 0.500%, 7/25/51 (a)(c)(g)	63,840,570	1,772,128
Series 2021-6, Class AX4, 0.200%, 10/25/51 (a)(c)(g)	81,184,602	883,979
JP Morgan Wealth Management
Series 2021-CL1, Class M4, 3.334%
(SOFR30A + 2.750%), 3/25/51 (c)(h)	1,094,007	1,037,734
Series 2021-CL1, Class M5, 4.234%
(SOFR30A + 3.650%), 3/25/51 (c)(h)	744,630	724,714

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Lehman Mortgage Trust
Series 2008-4, Class A1, 1.386%
(1 Month LIBOR USD + 0.380%), 1/25/37 (h)	$32,361,504	$11,833,333
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 5.300%
(1 Month LIBOR USD + 4.500%), 4/1/24 (c)(h)(j)	3,145,744	3,190,563
Series 2019-4, Class A2, 5.300%
(1 Month LIBOR USD + 3.500%), 5/1/24 (c)(h)(j)	10,106,452	10,242,064
Series 2021-1, Class A, 2.600%
(1 Month LIBOR USD + 1.800%), 2/1/26 (c)(h)(j)	989,302	978,086
Series 2021-2, Class A2, 3.550%
(1 Month LIBOR USD + 2.750%), 3/2/26 (c)(h)(j)	9,730,449	9,822,940
Merrill Lynch Mortgage Investors Trust
Series 2005-AR1, Class M2, 2.011%
(1 Month LIBOR USD + 1.005%), 6/25/36 (h)	2,413,655	2,211,430
Mill City Mortgage Loan Trust
Series 2019-1, Class B1, 3.500%, 10/25/69 (a)(c)	2,245,863	1,902,392
Morgan Stanley Residential Mortgage Loan Trust
Series 2021-2, Class A1IO, 0.154%, 5/25/51 (a)(c)(g)	398,770,981	3,205,840
Series 2021-5, Class A9IO, 0.250%, 8/25/51 (a)(c)(g)	38,723,988	493,971
New Residential Mortgage Loan Trust
Series 2021-NQ2R, Class B1, 3.008%, 10/25/58 (a)(c)	2,034,000	1,907,376
Series 2021-NQ2R, Class B2, 3.963%, 10/25/58 (a)(c)	1,813,000	1,684,953
NMLT Trust
Series 2021-INV1, Class B1, 3.613%, 5/25/56 (a)(c)	7,326,000	6,341,007
Series 2021-INV1, Class B2, 4.413%, 5/25/56 (a)(c)	5,203,000	4,452,704
Series 2021-INV2, Class B2, 4.072%, 8/25/56 (a)(c)	4,000,000	3,196,385
Oaktown Re III Ltd.
Series 2019-1A, Class M2, 3.556%
(1 Month LIBOR USD + 2.550%), 7/25/29 (c)(h)	1,750,000	1,712,660
Oaktown Re Ltd.
Series 2021-1A, Class M1C, 3.584%
(SOFR30A + 3.000%), 10/25/33 (c)(h)	2,489,000	2,388,399
Oaktown Re VI Ltd.
Series 2021-1A, Class M2, 4.534%
(SOFR30A + 3.950%), 10/25/33 (c)(h)	1,226,000	1,165,671
Pretium Mortgage Credit Partners LLC
Series 2021-NPL6, Class A2, 5.071%, 7/25/51 (c)(j)	2,503,000	2,364,449
Progress Residential Trust
Series 2020-SFR3, Class H, 6.234%, 10/17/27 (c)	2,150,000	2,087,865
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (d)	2,732	2,703

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Radnor RE Ltd.
Series 2021-2, Class M1B, 4.284%
(SOFR30A + 3.700%), 11/25/31 (c)(h)	$3,566,000	$3,495,176
Series 2021-2, Class M2, 5.584%
(SOFR30A + 5.000%), 11/25/31 (c)(h)	1,234,000	1,151,643
Series 2021-1, Class M1C, 3.284%
(SOFR30A + 2.700%), 12/27/33 (c)(h)	4,160,000	3,903,077
RALI Series Trust
Series 2006-QS6, Class 1AV, 0.774%, 6/25/36 (a)(g)	5,588,519	121,308
Series 2006-QS6, Class 1A11, 1.706%
(1 Month LIBOR USD + 0.700%), 6/25/36 (h)	2,468,065	1,999,315
RAMP Series Trust
Series 2007-RS1, Class A3, 1.346%
(1 Month LIBOR USD + 0.340%), 2/25/37 (h)	10,050,026	4,213,475
Series 2007-RS1, Class A4, 1.566%
(1 Month LIBOR USD + 0.560%), 2/25/37 (h)	10,547,597	2,670,863
RCKT Mortgage Trust
Series 2019-1, Class B5, 3.836%, 9/25/49 (a)(c)	1,225,000	933,648
Reperforming Loan REMIC Trust
Series 2005-R1, Class 1AF1, 1.366%
(1 Month LIBOR USD + 0.360%), 3/25/35 (c)(h)	1,777,943	1,734,072
Series 2006-R1, Class AF1, 1.346%
(1 Month LIBOR USD + 0.340%), 1/25/36 (c)(h)	2,400,959	2,413,951
Residential Accredit Loans, Inc. Series Trust
Series 2005-QS13, Class 2A1, 1.706%
(1 Month LIBOR USD + 0.700%), 9/25/35 (h)	3,348,257	2,863,446
Series 2006-QS6, Class 1A9, 1.606%
(1 Month LIBOR USD + 0.600%), 6/25/36 (h)	3,019,497	2,429,855
Series 2008-QR1, Class 2A1, 1.506%
(1 Month LIBOR USD + 0.500%), 9/25/36 (h)	1,626,953	1,317,403
Series 2006-QS18, Class 1A1, 1.606%
(1 Month LIBOR USD + 0.600%), 12/25/36 (h)	3,031,038	2,621,255
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.866%
(1 Month LIBOR USD + 0.860%), 3/25/33 (c)(h)	532,039	518,089
Seasoned Credit Risk Transfer Trust
Series 2018-2, Class XSIO, 0.065%, 11/25/57 (a)(g)	453,175,089	1,393,378
Series 2018-2, Class BX, 4.443%, 11/25/57 (a)	8,045,242	3,830,971
Series 2020-1, Class BXS, 5.959%, 8/25/59 (a)(c)	7,432,546	3,430,030
Sequoia Mortgage Trust
Series 2019-4, Class B4, 3.760%, 11/25/49 (a)(c)	1,908,000	1,489,142
Series 2019-5, Class B4, 3.727%, 12/25/49 (a)(c)	1,982,724	1,493,220
Series 2020-2, Class B4, 3.651%, 3/25/50 (a)(c)	2,165,657	1,879,473

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Star Trust
Series 2021-SFR2, Class G, 4.287%
(1 Month LIBOR USD + 3.400%), 1/17/24 (c)(h)	$2,800,000	$2,641,377
Series 2021-SFR2, Class H, 5.037%
(1 Month LIBOR USD + 4.150%), 1/17/24 (c)(h)	2,421,000	2,371,387
Series 2021-SFR1, Class H, 5.337%
(1 Month LIBOR USD + 4.450%), 4/17/38 (c)(h)	1,000,000	980,893
Starwood Mortgage Residential Trust
Series 2020-INV1, Class B1, 3.257%, 11/25/55 (c)	2,750,000	2,643,730
Series 2020-INV1, Class B2, 4.261%, 11/25/55 (c)	1,000,000	960,839
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-21, Class 3A1, 2.919%, 11/25/35 (a)	28,996	26,818
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 8.000%, 3/25/34 (a)(c)	23,261	17,656
Towd Point Mortgage Trust
Series 2019-HY1, Class B2, 3.156%
(1 Month LIBOR USD + 2.150%), 10/25/48 (c)(h)	11,739,000	11,288,528
Series 2019-HY1, Class B3, 3.156%
(1 Month LIBOR USD + 2.150%), 10/25/48 (a)(c)(h)	6,170,000	5,720,724
Series 2019-HY1, Class B4, 3.156%
(1 Month LIBOR USD + 2.150%), 10/25/48 (a)(c)(h)	6,170,000	5,506,090
Series 2017-5, Class B3, 2.737%
(1 Month LIBOR USD + 2.500%), 2/25/57 (c)(h)	5,415,000	5,232,164
Series 2019-1, Class B2, 3.659%, 3/25/58 (a)(c)	4,000,000	3,473,014
Series 2018-6, Class B2, 3.855%, 3/25/58 (a)(c)	2,750,000	2,363,845
Series 2019-HY2, Class B2, 3.256%
(1 Month LIBOR USD + 2.250%), 5/25/58 (c)(h)	8,639,000	8,326,998
Series 2019-HY2, Class B3, 3.256%
(1 Month LIBOR USD + 2.250%), 5/25/58 (a)(c)(h)	2,294,000	2,132,458
Series 2019-HY2, Class B4, 3.256%
(1 Month LIBOR USD + 2.250%), 5/25/58 (a)(c)(h)	1,836,000	1,668,140
Series 2018-3, Class B2, 3.603%, 5/25/58 (a)(c)	1,750,000	1,526,112
Series 2019-HY3, Class B1, 3.006%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	5,514,000	5,342,129
Series 2019-HY3, Class B2, 3.006%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	4,130,000	3,909,454
Series 2019-HY3, Class B3, 3.006%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,106,000	957,985
Series 2019-HY3, Class B4, 3.006%
(1 Month LIBOR USD + 2.000%), 10/25/59 (c)(h)	1,105,000	898,258
TRK Trust
Series 2021-INV2, Class B1, 4.104%, 11/25/56 (a)(c)	4,000,000	3,446,185

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Verus Securitization Trust
Series 2019-INV3, Class B2, 4.791%, 11/25/59 (a)(c)	$650,000	$628,111
Series 2020-INV1, Class B1, 5.750%, 3/25/60 (a)(c)(j)	850,000	845,391
Series 2021-R3, Class B2, 4.070%, 4/25/64 (a)(c)	3,081,000	2,867,573
Series 2021-5, Class B2, 3.941%, 9/25/66 (a)(c)	1,750,000	1,504,002
Series 2021-6, Class B2, 4.526%, 10/25/66 (a)(c)	4,369,000	3,624,133
Series 2021-8, Class B2, 4.334%, 11/25/66 (a)(c)(j)	4,288,000	3,566,253
VOLT LLC
Series 2021-NPL4, Class A2, 4.949%, 3/27/51 (c)(j)	1,500,000	1,463,129
WaMu Mortgage Pass-Through Certificates
Series 2005-AR1, Class B1, 1.831%
(1 Month LIBOR USD + 0.825%), 1/25/45 (h)	4,366,887	4,061,251
Series 2005-AR6, Class B1, 1.906%
(1 Month LIBOR USD + 0.900%), 4/25/45 (h)	3,740,446	2,878,880
Washington Mutual Mortgage Pass-Through
Certificates Series Trust
Series 2007-4, Class 1A5, 7.000%, 6/25/37	5,139,407	2,813,115
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $399,030,503)		353,489,612

PRIVATE PLACEMENT PARTICIPATION AGREEMENT – 0.0%
CCTC Acquisition Partners LLC,
Convertible Promissory Note
12.000%, 4/25/45 (e)(f)(i)	749,058	—
Total Private Placement Participation Agreement
(cost $749,058)		—

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 0.0%
First American Government
Obligations Fund – Class Z, 0.100% (b)	148	$148
Total Money Market Fund (cost $148)		148
Total Investments (cost $658,231,908) – 98.8%		593,804,570
Other Assets less Liabilities – 1.2%		6,968,381
TOTAL NET ASSETS – 100.0%		$600,772,951

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2022.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2022, the value of these investments was $508,389,979 or 84.6% of total net assets.

(d)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2022.

(e)
Security valued at fair value using methods determined in good faith by or at the direction of the Board of Trustees of Advisors Series Trust. Value determined using significant unobservable inputs. As of May 31, 2022, the total value of fair valued securities was $13,121,301 or 2.2% of total net assets.

(f)	Non-income producing.
(g)	Interest only security.
(h)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2022.
(i)
Security is restricted. The Fund cannot sell or otherwise transfer this agreement without prior written approval of CCTC Acquisition Partners LLC. As of May 31, 2022, the value of this investment was $0 or 0.0% of total net assets. The security was acquired in February 2018 at a cost of $749,058.

(j)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is the rate in effect as of May 31, 2022.
FNMA – Federal National Mortgage Association
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited)

	Principal
	Amount	Value
ASSET-BACKED SECURITIES – AGENCY – 0.0%
Small Business Administration Participation Certificates
Series 2012-10E, Class 1, 0.980%, 9/1/22	$6	$6
Total Asset-Backed Securities – Agency (cost $6)		6

ASSET-BACKED SECURITIES – NON-AGENCY – 1.8%
Exeter Automobile Receivables Trust
Series 2021-2A, Class D, 1.400%, 4/15/27	800,000	755,925
Series 2021-4A, Class D, 1.960%, 1/17/28	560,000	516,405
GLS Auto Receivables Trust
Series 2020-4A, Class D, 1.640%, 10/15/26 (c)	1,750,000	1,697,111
Santander Drive Auto Receivables Trust
Series 2021-2, Class D, 1.350%, 7/15/27	830,000	797,940
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930%
(28 Day Auction Rate + 0.000%), 9/15/32 (f)	200,000	197,483
SoFi Professional Loan Program, LLC
Series 2016-B, Class A1, 2.206%
(1 Month LIBOR USD + 1.200%), 6/25/33 (c)(f)	77,170	77,197
Series 2016-C, Class A1, 2.106%
(1 Month LIBOR USD + 1.100%), 10/27/36 (c)(f)	118,981	118,997
South Carolina Student Loan Corp.
Series 2013-1, Class A, 1.506%
(1 Month LIBOR USD + 0.500%), 1/25/41 (f)	96,603	95,901
Total Asset-Backed Securities – Non-Agency
(cost $4,429,251)		4,256,959

COLLATERALIZED LOAN OBLIGATIONS – 22.9%
Anchorage Capital CLO Ltd.
Series 2014-4RA, Class A, 2.288%
(3 Month LIBOR USD + 1.050%), 1/28/31 (c)(f)	2,500,000	2,483,325
Apidos CLO XV
Series 2013-15A, Class A1RR, 2.073%
(3 Month LIBOR USD + 1.010%), 4/20/31 (c)(f)	1,000,000	987,378
APIDOS CLO XXIV LLC
Series 2016-24A, Class A1AL, 2.013%
(3 Month LIBOR USD + 0.950%), 10/20/30 (c)(f)	2,500,000	2,459,244
Atlas Senior Loan Fund IX Ltd.
Series 2018-9A, Class A, 1.933%
(3 Month LIBOR USD + 0.870%), 4/20/28 (c)(f)	1,314,032	1,306,049

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Benefit Street Partners CLO V-B Ltd.
Series 2018-5BA, Class A1A, 2.153%
(3 Month LIBOR USD + 1.090%), 4/20/31 (c)(f)	$1,680,000	$1,659,826
Carlyle Global Market Strategies CLO Ltd.
Series 2014-5A, Class A1RR, 2.184%
(3 Month LIBOR USD + 1.140%), 7/15/31 (c)(f)	2,243,454	2,210,924
Series 2015-AR3, Class 1A, 2.043%
(3 Month LIBOR USD + 0.980%), 7/20/31 (c)(f)	1,780,000	1,751,731
CIFC Funding Ltd.
Series 2014-2RA, Class A1, 2.234%
(3 Month LIBOR USD + 1.050%), 4/24/30 (c)(f)	1,760,000	1,742,808
Crestline Denali CLO XVII Ltd.
Series 2018-1A, Class AR, 2.104%
(3 Month LIBOR USD + 1.060%), 10/15/31 (c)(f)	2,500,000	2,470,900
Crown Point CLO IV Ltd.
Series 2018-4A, Class A, 2.163%
(3 Month LIBOR USD + 1.100%), 4/20/31 (c)(f)	2,177,000	2,142,603
Ellington CLO IV Ltd.
Series 2019-4A, Class AR, 2.624%
(3 Month LIBOR USD + 1.580%), 4/15/29 (c)(f)	953,788	951,453
ICG US CLO Ltd.
Series 2015-1A, Class A1R, 2.184%
(3 Month LIBOR USD + 1.140%), 10/19/28 (c)(f)	1,473,474	1,461,796
KKR CLO 9 Ltd.
Series 2017-9, Class AR2, 1.994%
(3 Month LIBOR USD + 0.950%), 7/15/30 (c)(f)	800,000	785,403
KKR Financial CLO Ltd.
Series 2013-1A, Class A1R, 2.334%
(3 Month LIBOR USD + 1.290%), 4/15/29 (c)(f)	2,000,000	1,985,234
Madison Park Funding Ltd.
Series 2018-30A, Class A, 1.794%
(3 Month LIBOR USD + 0.750%), 4/15/29 (c)(f)	1,943,951	1,910,052
Mountain View CLO X Ltd.
Series 2015-10A, Class AR, 1.841%
(3 Month LIBOR USD + 0.820%), 10/13/27 (c)(f)	896,082	893,750
Nassau II Ltd.
Series 2017-IIA, Class AL, 2.294%
(3 Month LIBOR USD + 1.250%), 1/15/30 (c)(f)	798,250	784,280
Neuberger Berman Loan Advisers CLO 25 Ltd.
Series 2017-25A, Class AR, 1.974%
(3 Month LIBOR USD + 0.930%), 10/18/29 (c)(f)	2,955,000	2,900,194
Newfleet CLO Ltd.
Series 2016-1A, Class A1R, 2.013%
(3 Month LIBOR USD + 0.950%), 4/20/28 (c)(f)	113,182	112,082

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
OHA Credit Partners VII Ltd.
Series 2012-7A, Class AR3, 2.548%
(3 Month LIBOR USD + 1.070%), 2/20/34 (c)(f)	$726,000	$706,233
OZLM VI Ltd.
Series 2014-6A, Class A1S, 2.124%
(3 Month LIBOR USD + 1.080%), 4/17/31 (c)(f)	2,955,608	2,901,740
OZLM VIII Ltd.
Series 2014-8A, Class A1R3, 2.024%
(3 Month LIBOR USD + 0.980%), 10/17/29 (c)(f)	2,411,158	2,385,419
OZLM XII Ltd.
Series 2015-12A, Class A1R, 2.336%
(3 Month LIBOR USD + 1.050%), 4/30/27 (c)(f)	66,437	66,413
Regatta XIV Funding Ltd.
Series 2018-3A, Class A, 2.374%
(3 Month LIBOR USD + 1.190%), 10/25/31 (c)(f)	1,000,000	981,276
Saranac CLO III Ltd.
Series 2014-3A, Class ALR, 2.534%
(3 Month LIBOR USD + 1.600%), 6/22/30 (c)(f)	1,778,265	1,763,194
Saranac CLO VII Ltd.
Series 2014-2A, Class A1AR, 2.708%
(3 Month LIBOR USD + 1.230%), 11/20/29 (c)(f)	2,325,342	2,310,904
Sound Point CLO V-R Ltd.
Series 2014-IRA, Class A, 2.194%
(3 Month LIBOR USD + 1.150%), 7/18/31 (c)(f)	1,550,000	1,530,996
Sound Point CLO XXI Ltd.
Series 2018-3A, Class A1A, 2.394%
(3 Month LIBOR USD + 1.180%), 10/26/31 (c)(f)	1,000,000	981,191
Telos CLO Ltd.
Series 2013-4A, Class AR, 2.284%
(3 Month LIBOR USD + 1.240%), 1/17/30 (c)(f)	1,224,982	1,211,717
THL Credit Wind River CLO Ltd.
Series 2014-2A, Class AR, 2.184%
(3 Month LIBOR USD + 1.140%), 1/15/31 (c)(f)	2,500,000	2,474,836
Venture XVII CLO Ltd.
Series 2014-17A, Class ARR, 1.924%
(3 Month LIBOR USD + 0.880%), 4/15/27 (c)(f)	1,433,519	1,419,813
Wellfleet CLO Ltd.
Series 2017-2A, Class A1R, 2.123%
(3 Month LIBOR USD + 1.060%), 10/20/29 (c)(f)	3,537,282	3,505,722
York CLO Ltd.
Series 2016-2A, Class A1R, 2.153%
(3 Month LIBOR USD + 1.090%), 4/20/32 (c)(f)	1,030,000	1,010,635

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Zais CLO 8 Ltd.
Series 2018-1A, Class A, 1.994%
(3 Month LIBOR USD + 0.950%), 4/15/29 (c)(f)	$1,326,321	$1,315,823
Total Collateralized Loan Obligations (cost $56,181,903)		55,564,944

COMMERCIAL MORTGAGE-BACKED SECURITIES – AGENCY – 0.0%
GNMA
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(d)	311,165	1,849
Total Commercial Mortgage-Backed Securities – Agency
(cost $1,670)		1,849

COMMERCIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 24.5%
Arbor Realty Collateralized Loan Obligation Ltd.
Series 2021-FL2, Class C, 2.825%
(1 Month LIBOR USD + 1.950%), 5/15/36 (c)(f)	3,113,000	3,034,325
Series 2021-FL2, Class D, 3.375%
(1 Month LIBOR USD + 2.500%), 5/15/36 (c)(f)	3,000,000	2,890,576
Bayview Commercial Asset Trust
Series 2007-2A, Class A1, 1.276%
(1 Month LIBOR USD + 0.270%), 7/25/37 (c)(f)	219,053	204,009
BDS Ltd.
Series 2021-FL7, Class E, 3.736%
(1 Month LIBOR USD + 2.800%), 6/16/36 (c)(f)	2,500,000	2,372,337
Series 2021-FL1, Class B, 3.286%
(1 Month LIBOR USD + 2.350%), 8/19/38 (c)(f)	3,250,000	3,086,730
BRSP Ltd.
Series 2021-FL1, Class B, 2.828%
(1 Month LIBOR USD + 1.900%), 8/19/38 (c)(f)(g)	750,000	739,869
BX Commercial Mortgage Trust
Series 2021-VOLT, Class F, 3.275%
(1 Month LIBOR USD + 2.400%), 9/15/36 (c)(f)	2,500,000	2,340,950
Series 2021-VOLT, Class G, 3.725%
(1 Month LIBOR USD + 2.850%), 9/15/36 (c)(f)	1,500,000	1,391,670
Series 2019-XL, Class F, 2.875%
(1 Month LIBOR USD + 2.000%), 10/15/36 (c)(f)	850,000	822,443
Series 2019-XL, Class G, 3.175%
(1 Month LIBOR USD + 2.300%), 10/15/36 (c)(f)	1,717,000	1,658,144
Series 2021-VINO, Class D, 2.227%
(1 Month LIBOR USD + 1.352%), 5/15/38 (c)(f)	1,500,000	1,429,249
Series 2021-SOAR, Class E, 2.675%
(1 Month LIBOR USD + 1.800%), 6/15/38 (c)(f)	3,500,000	3,263,680

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
BXMT Ltd.
Series 2020-FL3, Class A, 1.930%
(1 Month LIBOR USD + 1.514%), 11/15/37 (c)(f)(g)	$1,250,000	$1,239,972
Series 2020-FL3, Class C, 3.080%
(1 Month LIBOR USD + 2.664%), 11/15/37 (c)(f)(g)	1,250,000	1,231,772
Series 2020-FL2, Class C, 2.180%
(1 Month LIBOR USD + 1.764%), 2/15/38 (c)(f)(g)	2,950,000	2,888,044
Series 2020-FL2, Class D, 2.480%
(1 Month LIBOR USD + 2.064%), 2/15/38 (c)(f)(g)	2,000,000	1,922,560
Series 2021-FL4, Class C, 2.625%
(1 Month LIBOR USD + 1.750%), 5/15/38 (c)(f)(g)	3,000,000	2,885,853
Series 2021-FL4, Class D, 3.125%
(1 Month LIBOR USD + 2.250%), 5/15/38 (c)(f)(g)	3,500,000	3,377,182
DBCG Mortgage Trust
Series 2017-BBG, Class C, 1.875%
(1 Month LIBOR USD + 1.000%), 6/15/34 (c)(f)	350,000	349,032
GPMT Ltd.
Series 2019-FL2, Class A, 2.227%
(1 Month LIBOR USD + 1.300%), 2/22/36 (c)(f)	681,057	680,057
Greystone CRE Ltd.
Series 2021-HC2, Class A, 2.675%
(1 Month LIBOR USD + 1.800%), 12/15/39 (c)(f)	720,000	696,067
HGI CRE CLO Ltd.
Series 2021-FL1, Class C, 2.575%
(1 Month LIBOR USD + 1.700%), 6/16/36 (c)(f)	2,500,000	2,420,822
Series 2021-FL1, Class D, 3.225%
(1 Month LIBOR USD + 2.350%), 6/16/36 (c)(f)	2,468,000	2,393,573
Series 2021-FL1, Class E, 3.825%
(1 Month LIBOR USD + 2.950%), 6/16/36 (c)(f)	750,000	725,617
Series 2021-FL2, Class D, 3.025%
(1 Month LIBOR USD + 2.150%), 9/17/36 (c)(f)(g)	1,500,000	1,452,862
Series 2021-FL2, Class E, 3.325%
(1 Month LIBOR USD + 2.450%), 9/17/36 (c)(f)(g)	2,038,000	1,967,229
Multi-Family Housing Mortgage Loan Trust
Series 2021-FL5, Class D, 3.410%
(1 Month LIBOR USD + 2.614%), 7/15/36 (c)(f)	3,000,000	2,973,750
Series 2021-FL6, Class C, 2.786%
(1 Month LIBOR USD + 1.850%), 7/16/36 (c)(f)	3,300,000	3,127,448
Series 2021-FL7, Class E, 3.736%
(1 Month LIBOR USD + 2.800%), 10/16/36 (c)(f)	1,700,000	1,575,656
STWD Ltd.
Series 2021-FL2, Class D, 3.736%
(1 Month LIBOR USD + 2.800%), 4/18/38 (c)(f)	2,000,000	1,933,714

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Velocity Commercial Capital Loan Trust
Series 2017-2, Class AFL, 1.906%
(1 Month LIBOR USD + 0.900%), 11/25/47 (c)(f)	$129,439	$128,842
Series 2019-2, Class M3, 3.480%, 7/25/49 (a)(c)	501,675	477,127
VMC Finance LLC
Series 2019-FL3, Class AS, 2.287%
(1 Month LIBOR USD + 1.400%), 9/15/36 (c)(f)	1,761,922	1,761,794
Total Commercial Mortgage-Backed
Securities – Non-Agency (cost $61,652,941)		59,442,955

RESIDENTIAL MORTGAGE-BACKED SECURITIES – AGENCY – 23.3%
Fannie Mae Connecticut Avenue Securities
Series 2014-C04, Class 2M2, 6.006%
(1 Month LIBOR USD + 5.000%), 11/25/24 (f)	186,707	188,198
Series 2017-C01, Class 1ED1, 2.256%
(1 Month LIBOR USD + 1.250%), 7/25/29 (f)	328,036	328,389
Series 2017-C01, Class 1B1, 6.756%
(1 Month LIBOR USD + 5.750%), 7/25/29 (f)	2,960,000	3,195,254
Series 2017-C03, Class 1M2C, 4.006%
(1 Month LIBOR USD + 3.000%), 10/25/29 (f)	1,000,000	1,026,859
Series 2017-C04, Class 2M2, 3.856%
(1 Month LIBOR USD + 2.850%), 11/25/29 (f)	1,053,732	1,076,308
Series 2019-R06, Class 2B1, 4.756%
(1 Month LIBOR USD + 3.750%), 9/25/39 (c)(f)	3,000,000	2,846,843
Series 2020-SBT1, Class 1M2, 4.656%
(1 Month LIBOR USD + 3.650%), 2/25/40 (c)(f)	1,983,000	1,967,293
Series 2021-R01, Class 1M2, 2.134%
(SOFR30A + 1.550%), 10/25/41 (c)(f)	3,350,000	3,212,683
Series 2021-R01, Class 1B1, 3.684%
(SOFR30A + 3.100%), 10/25/41 (c)(f)	1,150,000	1,044,742
Series 2021-R03, Class 1M2, 2.234%
(SOFR30A + 1.650%), 12/25/41 (c)(f)	510,000	475,756
FHLMC REMIC Trust
Series 3823, Class GA, 3.500%, 1/15/26	414	415
Series 3834, Class GA, 3.500%, 3/15/26	937	942
Freddie Mac STACR REMIC Trust
Series 2021-HQA1, Class M2AS, 1.834%
(SOFR30A + 1.250%), 8/25/33 (c)(f)	4,500,000	4,504,668
Series 2021-DNA3, Class B1, 4.084%
(SOFR30A + 3.500%), 10/25/33 (c)(f)	1,500,000	1,363,825
Series 2021-DNA5, Class B1, 3.634%
(SOFR30A + 3.050%), 1/25/34 (c)(f)	3,269,000	2,940,044

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
Freddie Mac STACR REMIC Trust (Continued)
Series 2022-DNA3, Class M18, 3.484%
(SOFR30A + 2.900%), 4/25/42 (c)(f)	$3,000,000	$2,903,167
Series 2020-DNA1, Class B1, 3.306%
(1 Month LIBOR USD + 2.300%), 1/25/50 (c)(f)	3,300,000	3,102,500
Series 2020-DNA2, Class B1, 3.506%
(1 Month LIBOR USD + 2.500%), 2/25/50 (c)(f)	3,122,000	2,885,037
Series 2020-HQA2, Class M2, 4.106%
(1 Month LIBOR USD + 3.100%), 3/25/50 (c)(f)	2,447,248	2,437,198
Series 2020-DNA4, Class B1, 7.006%
(1 Month LIBOR USD + 6.000%), 8/25/50 (c)(f)	1,100,000	1,155,344
Series 2020-HQA4, Class B1, 6.256%
(1 Month LIBOR USD + 5.250%), 9/25/50\ (c)(f)	1,000,000	1,024,141
Series 2021-DNA1, Class M2, 2.384%
(SOFR30A + 1.800%), 1/25/51 (c)(f)	1,964,182	1,883,017
Series 2021-DNA1, Class B1, 3.234%
(SOFR30A + 2.650%), 1/25/51 (c)(f)	1,060,000	955,699
Freddie Mac Structured Agency Credit Risk
Series 2015-HQ2, Class M3, 4.256%
(1 Month LIBOR USD + 3.250%), 5/25/25 (f)	266,822	269,295
Series 2017-HQA3, Class M2B, 3.356%
(1 Month LIBOR USD + 2.350%), 4/25/30 (f)	1,500,000	1,523,013
Series 2021-DNA2, Class M2, 2.884%
(SOFR30A + 2.300%), 8/25/33 (c)(f)	4,112,000	4,048,767
Series 2021-DNA2, Class B1, 3.984%
(SOFR30A + 3.400%), 8/25/33 (c)(f)	2,060,000	1,830,953
Series 2021-DNA6, Class M2, 2.084%
(SOFR30A + 1.500%), 10/25/41 (c)(f)	920,000	880,095
Series 2018-HRP1, Class M2, 2.656%
(1 Month LIBOR USD + 1.650%), 4/25/43 (c)(f)	247,347	247,582
Series 2018-HRP2, Class M3, 3.406%
(1 Month LIBOR USD + 2.400%), 2/25/47 (c)(f)	2,014,000	1,982,489
Series 2018-HRP2, Class B1, 5.206%
(1 Month LIBOR USD + 4.200%), 2/25/47 (c)(f)	2,900,000	2,806,380
Series 2018-SPI2, Class M2, 3.822%, 5/25/48 (a)(c)	29,416	29,279
Series 2020-HQA5, Class B1, 4.584%
(SOFR30A + 4.000%), 11/25/50 (c)(f)	1,350,000	1,292,344
Series 2020-DNA6, Class B1, 3.584%
(SOFR30A + 3.000%), 12/25/50 (c)(f)	775,000	717,411
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, 3.656%, 12/25/46 (a)(c)	292,733	288,203

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
GNMA
Series 2008-55, Class WT, 5.366%, 6/20/37 (a)	$6,989	$7,279
Total Residential Mortgage-Backed Securities – Agency
(cost $58,751,877)		56,441,412

RESIDENTIAL MORTGAGE-BACKED SECURITIES – NON-AGENCY – 21.7%
AMSR Trust
Series 2020-SFR2, Class E2, 4.277%, 7/17/37 (c)	250,000	246,883
Series 2020-SFR4, Class G2, 4.870%, 11/17/37 (c)	2,089,000	2,001,114
Angel Oak Mortgage Trust
Series 2021-3, Class M1, 2.479%, 5/25/66 (a)(c)	620,000	529,296
Bellemeade Re Ltd.
Series 2020-2A, Class M2, 7.006%
(1 Month LIBOR USD + 6.000%), 8/26/30 (c)(f)	3,500,000	3,614,984
Series 2020-3A, Class M1C, 4.706%
(1 Month LIBOR USD + 3.700%), 10/25/30 (c)(f)	3,753,000	3,802,659
Series 2020-3A, Class M2, 5.856%
(1 Month LIBOR USD + 4.850%), 10/25/30 (c)(f)	1,764,000	1,796,210
Series 2021-1A, Class M1C, 3.534%
(SOFR30A + 2.950%), 3/25/31 (c)(f)	2,685,000	2,655,177
Series 2021-2A, Class M1C, 2.434%
(SOFR30A + 1.850%), 6/25/31 (c)(f)	3,450,000	3,273,341
Series 2021-3A, Class M1C, 2.134%
(SOFR30A + 1.550%), 9/25/31 (c)(f)	1,725,000	1,656,452
Bombardier Capital Mortgage Securitization Corp.
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	86,567	14,523
Boston Lending Trust
Series 2021-1, Class M1, 2.000%, 7/25/61 (a)(c)(g)	1,092,082	939,719
Series 2021-1, Class M2, 2.000%, 7/25/61 (a)(c)(g)	507,945	420,099
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (e)	13,840	13,730
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33	4	3
Eagle RE Ltd.
Series 2021-1, Class M1C, 3.284%
(SOFR30A + 2.700%), 10/25/33 (c)(f)	3,865,000	3,868,478
Series 2021-1, Class M2, 5.034%
(SOFR30A + 4.450%), 10/25/33 (c)(f)	628,000	620,331
GSAA Trust
Series 2004-3, Class M1, 6.720%, 4/25/34 (e)	33,824	32,108
Home RE Ltd.
Series 2021-1, Class M2, 3.856%
(1 Month LIBOR USD + 2.850%), 7/25/33 (c)(f)	1,000,000	905,224

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Principal
	Amount	Value
IMC Home Equity Loan Trust
Series 1998-3, Class A8, 5.432%, 8/20/29 (g)	$2,710	$2,684
JP Morgan Mortgage Trust
Series 2014-IVR6, Class 2A4, 2.058%, 7/25/44 (a)(c)	205,668	203,686
Series 2014-IVR6, Class B3, 2.404%, 7/25/44 (a)(c)	1,638,898	1,534,788
Series 2018-7FRB, Class B3, 2.258%, 4/25/46 (a)(c)	2,768,504	2,749,447
Series 2019-6, Class B3, 4.235%, 12/25/49 (a)(c)	4,252,657	4,160,035
JP Morgan Wealth Management
Series 2021-CL1, Class M3, 2.384%
(SOFR30A + 1.800%), 3/25/51 (c)(f)	1,305,750	1,251,713
Lehman Mortgage Trust
Series 2008-4, Class A1, 1.386%
(1 Month LIBOR USD + 0.380%), 1/25/37 (f)	744,911	272,385
LSTAR Securities Investment Ltd.
Series 2019-3, Class A2, 5.300%
(1 Month LIBOR USD + 4.500%), 4/1/24 (c)(f)(g)	1,322,879	1,341,727
Series 2019-4, Class A2, 5.300%
(1 Month LIBOR USD + 3.500%), 5/1/24 (c)(f)(g)	1,629,772	1,651,641
Series 2021-1, Class A, 2.600%
(1 Month LIBOR USD + 1.800%), 2/1/26 (c)(f)(g)	247,325	244,522
Series 2021-2, Class A2, 3.550%
(1 Month LIBOR USD + 2.750%), 3/2/26 (c)(f)(g)	3,371,000	3,403,042
Radnor RE Ltd.
Series 2021-2, Class M1B, 4.284%
(SOFR30A + 3.700%), 11/25/31 (c)(f)	2,500,000	2,450,347
Series 2021-1, Class M1C, 3.284%
(SOFR30A + 2.700%), 12/27/33 (c)(f)	1,500,000	1,407,360
Star Trust
Series 2021-SFR1, Class E, 2.587%
(1 Month LIBOR USD + 1.700%), 4/17/38 (c)(f)	3,460,000	3,304,180
Towd Point HE Trust
Series 2021-HE1, Class M2, 2.500%, 2/25/63 (a)(c)	1,230,000	1,132,124
Verus Securitization Trust
Series 2020-INV1, Class M1, 5.500%, 3/25/60 (a)(c)	1,200,000	1,194,770
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	552	551
Total Residential Mortgage-Backed
Securities – Non-Agency (cost $54,823,506)		52,695,333

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

SCHEDULE OF INVESTMENTS at May 31, 2022 (Unaudited), Continued

	Shares	Value
MONEY MARKET FUND – 5.9%
First American Government
Obligations Fund – Class Z, 0.100% (b)	14,427,712	$14,427,712
Total Money Market Fund (cost $14,427,712)		14,427,712
Total Investments (cost $250,268,866) – 100.1%		242,831,170
Liabilities less Other Assets – (0.1)%		(199,359)
TOTAL NET ASSETS – 100.0%		$242,631,811

(a)	Variable rate security. The coupon is based on an underlying pool of loans and represents the rate in effect as of May 31, 2022.
(b)	Rate shown is the 7-day annualized yield as of May 31, 2022.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other “qualified institutional buyers.” As of May 31, 2022, the value of these investments was $218,086,013 or 89.9% of total net assets.

(d)	Interest only security.
(e)
Step-up bond. The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of May 31, 2022.

(f)	Variable or floating rate security based on a reference index and spread. The rate reported is the rate in effect as of May 31, 2022.
(g)	Step-up bond. The interest rate will step up if the issuer does not redeem the bond by an expected redemption date. The interest rate shown is in effect as of May 31, 2022.
FHLMC – Federal Home Loan Mortgage Corporation
GNMA – Government National Mortgage Association
LIBOR – London Interbank Offered Rate
REMIC – Real Estate Mortgage Investment Conduit
SOFR – Secured Overnight Financing Rate

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

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SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2022 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
ASSETS
Investments in securities, at value
(identified cost $658,231,908
and $250,268,866, respectively)	$593,804,570	$242,831,170
Receivables
Fund shares issued	504,877	167,309
Securities sold	20,343,937	—
Interest	1,348,521	369,301
Prepaid expenses	43,638	26,566
Total assets	616,045,543	243,394,346

LIABILITIES
Payables
Dividends	827,445	40,096
Fund shares redeemed	2,741,101	406,778
Due to Custodian	10,743,000	—
Due to Adviser	344,087	54,150
Administration and fund accounting fees	237,120	115,931
Sub-TA fees	194,530	52,193
Transfer agent fees and expenses	73,189	31,111
12b-1 distribution fees	19,384	16,651
Audit fees	13,663	12,840
Custody fees	46,279	14,715
Chief Compliance Officer fee	3,874	3,873
Trustee fees and expenses	1,910	1,119
Accrued expenses	27,010	13,078
Total liabilities	15,272,592	762,535
NET ASSETS	$600,772,951	$242,631,811

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

STATEMENTS OF ASSETS AND LIABILITIES at May 31, 2022 (Unaudited), Continued

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
CALCULATION OF NET ASSET
VALUE PER SHARE
Class A
Net assets applicable to shares outstanding	$7,564,153
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	851,227
Net asset value and
redemption price per share	$8.89
Maximum offering price per share (Net asset
value per share divided by 98.00%)	$9.07

Investor Class
Net assets applicable to shares outstanding	$33,165,780	$35,045,431
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	3,736,269	3,771,162
Net asset value, offering and
redemption price per share	$8.88	$9.29

Institutional Class
Net assets applicable to shares outstanding	$560,043,018	$207,586,380
Shares issued and outstanding [unlimited
number of shares (par value $0.01) authorized]	63,229,925	22,349,140
Net asset value, offering and
redemption price per share	$8.86	$9.29

COMPONENTS OF NET ASSETS
Paid-in capital	$1,013,527,416	$274,929,724
Total distributable deficit	(412,754,465)	(32,297,913)
Net assets	$600,772,951	$242,631,811

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

(This Page Intentionally Left Blank.)

SEMPER FUNDS

STATEMENTS OF OPERATIONS For the Six Months Ended May 31, 2022 (Unaudited)

	Semper MBS Total	Semper Short
	Return Fund	Duration Fund
INVESTMENT INCOME
Income
Interest	$20,719,581	$3,323,732
Total income	20,719,581	3,323,732

Expenses
Advisory fees (Note 4)	2,831,121	497,960
Sub-TA expenses (Note 4)	433,006	134,289
Administration and fund
accounting fees (Note 4)	382,755	175,306
Transfer agent fees and expenses (Note 4)	106,547	42,960
Custody fees (Note 4)	64,938	20,916
12b-1 fees – Class A (Note 5)	10,346	—
12b-1 fees – Investor Class (Note 5)	52,861	50,528
Interest expense (Note 7)	38,050	—
Registration fees	33,925	23,462
Shareholder reporting	17,741	6,780
Audit fees	13,663	12,840
Trustees fees and expenses	8,318	7,433
Insurance expense	8,028	3,351
Miscellaneous	7,721	4,380
Chief Compliance Officer fee (Note 4)	5,819	5,818
Legal fees	3,823	3,823
Total expenses	4,018,662	989,846
Advisory fee waiver (Note 4)	—	(85,672)
Net expenses	4,018,662	904,174
Net investment income	16,700,919	2,419,558

REALIZED AND UNREALIZED
GAIN/(LOSS) ON INVESTMENTS
Net realized loss on investments	(29,137,652)	(473,770)
Capital gain distributions from
regulated investment companies	175	52
Net change in unrealized
appreciation/(depreciation) on investments	(40,561,998)	(9,008,975)
Net realized and unrealized
loss on investments	(69,699,475)	(9,482,693)
Net Decrease in Net Assets
Resulting from Operations	$(52,998,556)	$(7,063,135)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$16,700,919	$34,781,729
Net realized loss from investments	(29,137,652)	(1,671,966)
Capital gain distributions from
regulated investment companies	175	—
Net change in unrealized
appreciation/(depreciation) on investments	(40,561,998)	72,909,995
Net increase/(decrease) in net assets
resulting from operations	(52,998,556)	106,019,758

DISTRIBUTIONS TO SHAREHOLDERS
Class A	(139,803)	(290,578)
Investor Class	(706,018)	(1,958,082)
Institutional Class	(15,909,396)	(35,887,701)
Total distributions to shareholders	(16,755,217)	(38,136,361)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(518,434,321)	(28,061,955)
Total increase/(decrease) in net assets	(588,188,094)	39,821,442

NET ASSETS
Beginning of period	1,188,961,045	1,149,139,603
End of period	$600,772,951	$1,188,961,045

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Class A
	Six Months Ended
	May 31, 2022		Year Ended
	(Unaudited)		November 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	24,728	$233,422	91,008	$862,325
Shares issued on
reinvestments of
distributions	14,288	132,484	28,964	275,742
Shares redeemed	(101,613)	(947,609)	(336,108)	(3,172,324)
Net decrease	(62,597)	$(581,703)	(216,136)	$(2,034,257)

Investor Class
	Six Months Ended
	May 31, 2022		Year Ended
	(Unaudited)		November 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	247,661	$2,336,286	3,275,933	$31,148,954
Shares issued on
reinvestments of
distributions	69,888	649,205	183,238	1,742,943
Shares redeemed	(2,244,864)	(21,158,453)	(5,847,919)	(55,410,210)
Net decrease	(1,927,315)	$(18,172,962)	(2,388,748)	$(22,518,313)

Institutional Class
	Six Months Ended
	May 31, 2022		Year Ended
	(Unaudited)		November 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	10,888,413	$102,717,190	45,024,249	$425,466,879
Shares issued on
reinvestments of
distributions	975,152	9,058,782	2,169,159	20,604,769
Shares redeemed	(65,768,051)	(611,455,628)	(47,850,311)	(449,581,033)
Net decrease	(53,904,486)	$(499,679,656)	(656,903)	$(3,509,385)

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2022	Year Ended
	(Unaudited)	November 30, 2021
NET INCREASE/(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$2,419,558	$6,109,735
Net realized gain/(loss) from investments	(473,770)	2,025,997
Capital gain distributions from
regulated investment companies	52	15
Net change in unrealized
appreciation/(depreciation) on investments	(9,008,975)	945,704
Net increase/(decrease) in net assets
resulting from operations	(7,063,135)	9,081,451

DISTRIBUTIONS TO SHAREHOLDERS
Investor Class	(357,547)	(710,984)
Institutional Class	(2,457,406)	(5,373,028)
Total distributions to shareholders	(2,814,953)	(6,084,012)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived
from net change in outstanding shares (a)	(61,423,366)	(77,247,779)
Total decrease in net assets	(71,301,454)	(74,250,340)

NET ASSETS
Beginning of period	313,933,265	388,183,605
End of period	$242,631,811	$313,933,265

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS, Continued

(a)	A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	May 31, 2022		Year Ended
	(Unaudited)		November 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	641,536	$6,141,953	1,384,295	$13,348,877
Shares issued on
reinvestments of
distributions	34,995	331,935	66,623	641,754
Shares redeemed	(1,513,048)	(14,392,724)	(3,171,088)	(30,525,869)
Net decrease	(836,517)	$(7,918,836)	(1,720,170)	$(16,535,238)

Institutional Class
	Six Months Ended
	May 31, 2022		Year Ended
	(Unaudited)		November 30, 2021
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	3,195,091	$30,415,242	11,283,375	$108,653,902
Shares issued on
reinvestments of
distributions	228,801	2,170,231	492,970	4,748,213
Shares redeemed	(9,074,495)	(86,090,003)	(18,087,670)	(174,114,656)
Net decrease	(5,650,603)	$(53,504,530)	(6,311,325)	$(60,712,541)

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Class A

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$9.64		$9.08	$10.43	$10.50	$10.69	$10.56

Income from investment operations:
Net investment income^	0.16		0.26	0.36	0.46	0.53	0.44
Net realized and unrealized
gain/(loss) on investments	(0.80)		0.59	(1.32)	(0.03)	(0.12)	0.21
Total from investment operations	(0.64)		0.85	(0.96)	0.43	0.41	0.65

Less distributions:
From net investment income	(0.11)		(0.29)	(0.39)	(0.50)	(0.60)	(0.52)
Total distributions	(0.11)		(0.29)	(0.39)	(0.50)	(0.60)	(0.52)
Net asset value, end of period	$8.89		$9.64	$9.08	$10.43	$10.50	$10.69

Total return	-6.20	%+	9.45%	-9.14%	4.19%	3.91%	6.34%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$7,564		$8,810	$10,256	$33,799	$24,483	$20,873
Ratio of expenses to
average net assets:
Before recoupment	1.09	%++	1.05%	1.09%	1.02%	1.00%	0.94%**
After recoupment	1.09	%++	1.05%	1.09%	1.02%	1.00%	0.95%**
Ratio of net investment income
to average net assets:
Before recoupment	3.41	%++	2.77%	3.83%	4.38%	4.97%	4.15%
After recoupment	3.41	%++	2.77%	3.83%	4.38%	4.97%	4.14%
Portfolio turnover rate	8	%+	78%	79%	118%	137%	238%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$9.63		$9.07	$10.43	$10.50	$10.69	$10.56

Income from investment operations:
Net investment income^	0.16		0.26	0.36	0.46	0.51	0.45
Net realized and unrealized
gain/(loss) on investments	(0.80)		0.59	(1.33)	(0.03)	(0.10)	0.20
Total from investment operations	(0.64)		0.85	(0.97)	0.43	0.41	0.65

Less distributions:
From net investment income	(0.11)		(0.29)	(0.39)	(0.50)	(0.60)	(0.52)
Total distributions	(0.11)		(0.29)	(0.39)	(0.50)	(0.60)	(0.52)
Net asset value, end of period	$8.88		$9.63	$9.07	$10.43	$10.50	$10.69

Total return	-6.20	%+	9.46%	-9.24%	4.19%	3.92%	6.34%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$33,166		$54,546	$73,022	$205,755	$225,054	$97,089
Ratio of expenses to
average net assets:
Before recoupment	1.09	%++	1.05%	1.09%	1.02%	1.01%	0.94%**
After recoupment	1.09	%++	1.05%	1.09%	1.02%	1.01%	0.95%**
Ratio of net investment income
to average net assets:
Before recoupment	3.34	%++	2.77%	3.81%	4.38%	4.77%	4.20%
After recoupment	3.34	%++	2.77%	3.81%	4.38%	4.77%	4.19%
Portfolio turnover rate	8	%+	78%	79%	118%	137%	238%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER MBS TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$9.61		$9.05	$10.44	$10.51	$10.70	$10.57

Income from investment operations:
Net investment income^	0.17		0.29	0.38	0.48	0.55	0.47
Net realized and unrealized
gain/(loss) on investments	(0.80)		0.59	(1.36)	(0.02)	(0.11)	0.21
Total from investment operations	(0.63)		0.88	(0.98)	0.46	0.44	0.68

Less distributions:
From net investment income	(0.12)		(0.32)	(0.41)	(0.53)	(0.63)	(0.55)
Total distributions	(0.12)		(0.32)	(0.41)	(0.53)	(0.63)	(0.55)
Net asset value, end of period	$8.86		$9.61	$9.05	$10.44	$10.51	$10.70

Total return	-6.10	%+	9.75%	-9.28%	4.45%	4.20%	6.59%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$560,043		$1,125,605	$1,065,862	$2,088,703	$1,693,755	$1,008,263
Ratio of expenses to
average net assets:
Before recoupment	0.84	%++	0.80%	0.84%	0.77%	0.76%	0.70%**
After recoupment	0.84	%++	0.80%	0.84%	0.77%	0.76%	0.70%**
Ratio of net investment income
to average net assets:
Before recoupment	3.55	%++	3.02%	4.04%	4.63%	5.13%	4.37%
After recoupment	3.55	%++	3.02%	4.04%	4.63%	5.13%	4.37%
Portfolio turnover rate	8	%+	78%	79%	118%	137%	238%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
**	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Investor Class Shares

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value, beginning of period	$9.63		$9.56	$9.89	$9.87	$9.92	$9.92

Income from investment operations:
Net investment income^	0.07		0.14	0.18	0.28	0.26	0.20
Net realized and unrealized
gain/(loss) on investments	(0.35)		0.08	(0.33)	0.03	(0.05)	0.08
Total from investment operations	(0.28)		0.22	(0.15)	0.31	0.21	0.28

Less distributions:
From net investment income	(0.06)		(0.15)	(0.18)	(0.29)	(0.26)	(0.28)
Total distributions	(0.06)		(0.15)	(0.18)	(0.29)	(0.26)	(0.28)
Net asset value, end of period	$9.29		$9.63	$9.56	$9.89	$9.87	$9.92

Total return	-2.68	%+	2.25%	-1.43%	3.20%	2.17%	2.90%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$35,046		$44,379	$60,465	$88,502	$62,155	$14,088
Ratio of expenses to
average net assets:
Before fee waiver	0.91	%++	0.87%	0.88%	0.90%	1.07%	1.22%*
After fee waiver	0.85	%++	0.85%	0.85%	0.85%	0.85%	0.88%*
Ratio of net investment income
to average net assets:
Before fee waiver	1.43	%++	1.48%	1.87%	2.77%	2.37%	1.69%
After fee waiver	1.49	%++	1.50%	1.90%	2.82%	2.59%	2.03%
Portfolio turnover rate	32	%+	83%	107%	131%	158%	141%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
*	Includes extraordinary expenses of 0.03% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER SHORT DURATION FUND

FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

Institutional Class Shares

	Six Months
	Ended
	May 31, 2022		Year Ended November 30,
	(Unaudited)		2021	2020	2019	2018	2017
Net asset value,
beginning of period	$9.63		$9.55	$9.90	$9.88	$9.93	$9.93

Income from investment operations:
Net investment income^	0.08		0.17	0.20	0.30	0.28	0.24
Net realized and unrealized
gain/(loss) on investments	(0.35)		0.08	(0.34)	0.03	(0.04)	0.07
Total from investment operations	(0.27)		0.25	(0.14)	0.33	0.24	0.31

Less distributions:
From net investment income	(0.07)		(0.17)	(0.21)	(0.31)	(0.29)	(0.31)
Total distributions	(0.07)		(0.17)	(0.21)	(0.31)	(0.29)	(0.31)
Net asset value, end of period	$9.29		$9.63	$9.55	$9.90	$9.88	$9.93

Total return	-2.56	%+	2.61%	-1.28%	3.38%	2.45%	3.16%

Ratios/supplemental data:
Net assets, end of
period (thousands)	$207,586		$269,554	$327,719	$361,705	$105,295	$42,704
Ratio of expenses to
average net assets:
Before fee waiver	0.66	%++	0.62%	0.63%	0.65%	0.82%	0.97%*
After fee waiver	0.60	%++	0.60%	0.60%	0.60%	0.60%	0.61%*
Ratio of net investment income
to average net assets:
Before fee waiver	1.68	%++	1.73%	2.06%	2.96%	2.57%	2.08%
After fee waiver	1.74	%++	1.75%	2.09%	3.01%	2.79%	2.44%
Portfolio turnover rate	32	%+	83%	107%	131%	158%	141%

^	Based on average shares outstanding.
+	Not annualized.
++	Annualized.
*	Includes extraordinary expenses of 0.01% that occurred during the Fund’s fiscal year ended November 30, 2017.

The accompanying notes are an integral part of these financial statements.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited)

NOTE 1 – ORGANIZATION

The Semper MBS Total Return Fund and the Semper Short Duration Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

The investment objective of the Semper MBS Total Return Fund (“Total Return Fund”) is to seek a high level of risk-adjusted current income and capital appreciation.  The investment objective of the Semper Short Duration Fund (“Short Duration Fund”) is to seek a high level of current income that is consistent with preservation of capital.  Each Fund currently offers Investor Class shares and Institutional Class shares and the Total Return Fund offers Class A shares.  The Total Return Fund Class A shares may be subject to a 2.00% front-end sales load.  The Total Return Fund’s Investor Class shares and Institutional Class shares commenced operations on July 22, 2013 and the Class A shares commenced operations on December 18, 2015.  The Short Duration Fund’s Investor Class shares and Institutional Class shares commenced operations on December 23, 2010.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The tax returns of the Funds’ prior three fiscal years are open for examination. Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Funds’ net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Wisconsin. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of high amortized cost.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security using the effective interest method, except for premiums on certain callable debt securities that are amortized to the earliest call date.  Non-cash interest income included in interest income, if any, is recorded at the fair market value of additional par received.  Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the statement of operations.  Distributions to shareholders are recorded on the ex-dividend date.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of each Fund based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

The Funds declare dividends from net investment income daily and distribute the dividends to shareholders monthly.  The Funds distribute any realized gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.

The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Restricted Securities:  The Funds may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”).  Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws.  The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult.  At May 31, 2022, the Funds held securities issued pursuant to Rule 144a under the Securities Act of 1933.  All Rule 144a securities except for four securities in the Total Return Fund and two securities in the Short Duration Fund have been

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

classified as liquid under the Funds’ liquidity risk management program.  At May 31, 2022, the Total Return Fund held $14,928,274 or 2.5% and the Short Duration Fund held $3,647,564 or 1.5% in 144a securities classified as illiquid.  Other restricted investments held by the Funds at May 31, 2022 are disclosed in the notes to the schedules of investments.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.

F.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of May 31, 2022, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Funds’ financial statements.

NOTE 3 – SECURITIES VALUATION

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that each Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing each Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Each Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Market values for fixed income securities are normally determined on the basis of valuations provided by independent pricing services.  Each independent pricing service typically values securities based on one or more inputs as described below.  Securities that use similar valuation techniques and inputs as described below are categorized as level 2 of the fair value hierarchy.  To the extent the significant inputs are unobservable, the values are generally categorized as level 3.

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are securities issued as separate tranches, or classes, of securities within each deal.  These securities are normally valued by independent pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.

U.S. Government Agency Securities:  U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service provider using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the Funds and will be classified in level 1 of the fair value hierarchy.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

Short-Term Securities:  Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Funds’ administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”).  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of May 31, 2022:

Total Return Fund
	Level 1	Level 2	Level 3	Total
Fixed Income
Commercial Mortgage-Backed
Securities – Agency	$—	$554	$—	$554
Commercial Mortgage-Backed
Securities – Non-Agency	—	59,377,934	—	59,377,934
Residential Mortgage-Backed
Securities – Agency	—	167,815,021	13,121,301	180,936,322
Residential Mortgage-Backed
Securities – Non-Agency	—	353,489,612	—	353,489,612
Total Fixed Income	—	580,683,121	13,121,301	593,804,422
Private Placement
Participation Agreement	—	—	—	—
Money Market Fund	148	—	—	148
Total Investments	$148	$580,683,121	$13,121,301	$593,804,570

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

Short Duration Fund

	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed
Securities – Agency	$—	$6	$—	$6
Asset-Backed
Securities – Non-Agency	—	4,256,959	—	4,256,959
Collateralized Loan Obligations	—	55,564,944	—	55,564,944
Commercial Mortgage-Backed
Securities – Agency	—	1,849	—	1,849
Commercial Mortgage-Backed
Securities – Non-Agency	—	59,442,955	—	59,442,955
Residential Mortgage-Backed
Securities – Agency	—	56,441,412	—	56,441,412
Residential Mortgage-Backed
Securities – Non-Agency	—	52,695,333	—	52,695,333
Total Fixed Income	—	228,403,458	—	228,403,458
Money Market Fund	14,427,712	—	—	14,427,712
Total Investments	$14,427,712	$228,403,458	$—	$242,831,170

Refer to each Fund’s schedule of investments for a detailed break-out of securities by type.

The following is a reconciliation of the Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
			Private Placement
	Residential	Residential	Participation
	MBS – Agency	MBS – Non-Agency	Agreements
Balance as of November 30, 2021	$—	$6,223,549	$4,995,532
Accrued discounts/premiums	—	—	—
Realized gain/(loss)	—	(88,707)	—
Change in unrealized
appreciation/(depreciation)	—	(76,808)	—
Purchases	—	—	94,498
Sales	—	(2,211,234)	(5,090,030)
Transfers in and/or out of Level 3	13,121,301	(3,846,800)	—
Balance as of May 31, 2022	$13,121,301	$—	$—

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2022, and still classified as level 3 was $0.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

The following is a reconciliation of the Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

Investments in Securities, at Value
Private Placement
Participation Agreements
Balance as of November 30, 2021	$1,999,106
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	18,900
Sales	(2,018,006)
Transfers in and/or out of Level 3	—
Balance as of May 31, 2022	$—

The change in unrealized appreciation/(depreciation) for level 3 securities still held at May 31, 2022, and still classified as level 3 was $0.

The following is a summary of quantitative information about level 3 valued measurements:

Total Return Fund

	Value at	Valuation	Unobservable
	5/31/22	Technique(s)	Input	Input/Range
Residential	$13,121,301	Market	Recent	$97.38
MBS – Agency		Transaction	Transaction
Method

Accounting Pronouncements – In March 2020, FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates at the end of 2021, when participating banks will no longer be required to submit London Interbank Offered Rate (“LIBOR”) quotes by the UK Financial Conduct Authority. The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. In addition, derivative contracts that qualified for hedge accounting prior to modification, will be allowed to continue to receive such treatment, even if critical terms change due to a change in the benchmark interest rate. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management is currently assessing the impact of the ASU’s adoption to the Funds’ financial statements and various filings.

In October 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

(“Rule 18f-4”).  Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.  The Funds do not currently enter into derivatives transactions. Management is currently evaluating the potential impact of Rule 18f-4 on the Funds.

In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”).  Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act.  Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions.  Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security.  In connection with Rule 2a-5, the SEC also adopted related recordkeeping requirements and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments.  The Funds will be required to comply with the rules by September 8, 2022.  Management is currently assessing the potential impact of the new rules on the Funds’ financial statements.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. Although vaccines for COVID-19 are becoming more widely available, the ultimate economic fallout from the pandemic, amid the spread of COVID-19 variants, and the long-term impact on economies, markets, industries and individual companies are not known. The operational and financial performance of individual companies and the market in general depends on future developments, including the duration and spread of any future outbreaks and the pace of recovery which may vary from market to market, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Semper Capital Management, L.P. (the “Adviser”) provides the Funds with investment management services under an investment advisory agreement. The Adviser furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, each Fund pays the Adviser a monthly management fee.  For the Total Return Fund, the fees are calculated at an annual rate of 0.60% of the Fund’s average daily net assets for the first $1.5 billion of assets, 0.55% of the Fund’s average daily net assets for the next $1 billion of assets, and 0.50% of the

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

Fund’s average daily net assets in excess of $2.5 billion.  For the Short Duration Fund, the Adviser is entitled to a monthly fee at the annual rate of 0.35% based upon the Fund’s average daily net assets.  For the six months ended May 31, 2022, the advisory fees incurred by the Funds are disclosed in the statements of operations.

Each Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to reduce fees payable to it by each Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses (excluding acquired fund fees and expenses, interest expense, dividends on securities sold short, taxes, extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees and any other class-specific expenses).  The Total Return Fund expenses are limited to 0.90% of the average daily net assets of the Fund and the Short Duration Fund expenses are limited to 0.60% of the average daily net assets of the Fund.  Any such reductions made by the Adviser in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of:  (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement.  Any such reimbursement is also contingent upon Board of Trustees review and approval.  Such reimbursement may not be paid prior to each Fund’s payment of current ordinary operating expenses.

During the six months ended May 31, 2022, the Adviser reduced it fees and absorbed Fund expenses in the amount of $85,672 in the Short Duration Fund. The Adviser did not recoup management fees during the six months ended May 31, 2022.  Any amount due from the Adviser is paid monthly to each Fund.  The expense limitation will remain in effect through at least March 29, 2023 and may be terminated only by the Trust’s Board of Trustees.  The Adviser may recapture portions of the amounts shown below no later than the corresponding dates:

Short Duration Fund
Expiration	Amount
11/30/22	$119,028
11/30/23	162,299
11/30/24	73,061
5/31/25	85,672
$440,060

Fund Services serves as the Funds’ administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Funds.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Funds’ books and

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Funds for administration and accounting, transfer agency, custody and compliance services for the six months ended May 31, 2022 are disclosed in the statements of operations.

Quasar Distributors, LLC (“Quasar”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

The Funds have entered into agreements with various brokers, dealers and financial intermediaries to compensate them for transfer agent services that would otherwise be executed by Fund Services.  These sub-transfer agent services include pre-processing and quality control of new accounts, maintaining detailed shareholder account records, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions. Sub-ta expenses paid by the Funds for the six months ended May 31, 2022 are disclosed in the statements of operations.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Funds to pay the Distributor for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Investor Class and the Total Return Fund’s Class A.  The expenses covered by the Plan may include the cost in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended May 31, 2022, the 12b-1 distribution fees incurred by the Funds are disclosed in the statements of operations.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended May 31, 2022, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Non-Government		Government
	Purchases	Sales	Purchases	Sales
Total Return Fund	$72,015,375	$575,902,460	$1,238	$8,938
Short Duration Fund	87,719,654	160,727,860	—	190,247

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

NOTE 7 – LINES OF CREDIT

The Total Return Fund and the Short Duration Fund have a secured uncommitted line of credit in the amount of $275,000,000.  The line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  During the six months ended May 31, 2022, the Total Return Fund drew upon its line of credit. The Total Return Fund had an average daily outstanding balance of $3,413,275, a weighted average interest rate of 3.50%, paid interest expense of $38,050 and had a maximum amount outstanding of $55,567,000.  The Short Duration Fund did not draw on the line of credit during the six months ended May 31, 2022.  At May 31, 2022, the Funds had no outstanding loan amounts.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended May 31, 2022 and the year ended November 30, 2021 was as follows:

	Total Return Fund		Short Duration Fund
	May 31, 2022	Nov. 30, 2021	May 31, 2022	Nov. 30, 2021
Ordinary income	$16,755,217	$38,136,361	$2,814,953	$6,084,012

As of November 30, 2021, the most recently completed fiscal year end, the components of capital on a tax basis were as follows:

	Total	Short
	Return Fund	Duration Fund
Cost of investments (a)	$1,213,454,821	$326,798,209
Gross unrealized appreciation	24,229,600	2,467,827
Gross unrealized depreciation	(47,760,413)	(739,275)
Net unrealized
appreciation/(depreciation) (a)	(23,530,813)	1,728,552
Undistributed ordinary income	891,421	401,381
Undistributed long-term capital gains	—	—
Total distributable earnings	891,421	401,381
Other accumulated gains/(losses)	(320,361,300)	(24,549,758)
Total accumulated earnings/(losses)	$(343,000,692)	$(22,419,825)

(a)
The difference between book basis and tax basis net unrealized appreciation/(depreciation) and cost is attributable primarily to wash sales and partnerships. The difference between book basis and tax basis distributable earnings are primarily due to losses disallowed and recognized on wash sales, capital loss carryforwards, tax adjustments to dividends payable and partnerships.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

As of November 30, 2021, the Funds had tax capital losses which may be carried over to offset future gains.  Such losses expire as follows:

	Short-Term Indefinite	Long-Term Indefinite
Total Return Fund	$192,787,954	$126,239,690
Short Duration Fund	19,593,997	4,923,355

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Funds, each of which may adversely affect a Fund’s net asset value and total return. The Funds’ most recent prospectus provides further descriptions of each Fund’s investment objective, principal investment strategies and principal risks.

•
General Market Risk – Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes due to a number of factors, including inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, country instability, and infectious disease epidemics or pandemics. For example, the outbreak of COVID-19, a novel coronavirus disease, has negatively affected economies, markets and individual companies throughout the world, including those in which the Fund invests. The effects of this pandemic to public health and business and market conditions, including exchange trading suspensions and closures, may continue to have a significant negative impact on the performance of the Fund’s investments, increase the Fund’s volatility, negatively impact the Fund’s arbitrage and pricing mechanisms, exacerbate pre-existing political, social and economic risks to the Fund, and negatively impact broad segments of businesses and populations. The Fund’s operations may be interrupted as a result, which may contribute to the negative impact on investment performance. In addition, governments, their regulatory agencies, or self-regulatory organizations may take actions in response to the pandemic that affect the instruments in which the Fund invests, or the issuers of such instruments, in ways that could have a significant negative impact on the Fund’s investment performance. The full impact of the COVID-19 pandemic, or other future epidemics or pandemics, is currently unknown.

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

•
Liquidity Risk – Liquidity risk exists when particular investments are difficult to purchase or sell. A Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be difficult to sell the illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed-income securities or the lack of an active market. Liquid investments may become illiquid or less liquid after purchase by a Fund, particularly during periods of market turmoil. Illiquid and relatively less liquid investments may be harder to value, especially in changing markets.

•
Risks Associated with Mortgage-Backed and Other Asset-Backed Securities – In addition to the risks associated with other fixed income securities, mortgage-backed and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market or the other assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. The liquidity of these assets may change over time.

•
Residential Mortgage-Backed Securities Risk – RMBS are subject to the risks generally associated with mortgage-backed securities. RMBS may not be backed by the full faith and credit of the U.S. Government and are subject to risk of default on the underlying mortgages. RMBS issued by non-government entities may offer higher yields than those issued by government entities, but also may be subject to greater volatility than government issues. Delinquencies and defaults by borrowers in payments on the underlying mortgages, and the related losses, are affected by general economic conditions, the borrower’s equity in the mortgaged property and the borrower’s financial circumstances.

•
Credit Risk Transfer Securities Risk – Credit risk transfer securities are unguaranteed and unsecured debt securities issued by the government sponsored entity and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored entity fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored entities or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.

•
Privately Issued Mortgage-Related Securities Risk – MBS issued or guaranteed by private issuers is also known as “non-agency MBS”. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit risk) than securities issued by U.S. Government issuers, as there are no direct or indirect governmental guarantees of payment. The degree of risks will depend significantly on the ability of borrowers to make payments on the underlying mortgages and the seniority of the security held by a Fund with respect to such payments. The market for privately-issued mortgage-backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

•
Sub-Prime Mortgage Risk – The risk that an issuer of a sub-prime mortgage security will default on its payments of interest or principal on a security when due is more pronounced in the case of sub-prime mortgage instruments than more highly ranked securities. Because of this increased risk, these securities may also be less liquid and subject to more pronounced declines in value than more highly rated instruments in times of market stress.

•
High Yield Risk – Fixed income securities that are rated below investment grade (i.e., “junk bonds”) are subject to additional risk factors due to the speculative nature of the securities, such as increased possibility of default liquidation of the security, and changes in value based on public perception of the issuer.

•
Rule 144A Securities Risk – The market for Rule 144A securities typically is less active than the market for publicly-traded securities. Rule 144A securities carry the risk that the liquidity of these securities may become impaired, making it more difficult for a Fund to sell these securities.

NOTE 10 – CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2022, each Fund’s percentage of control ownership positions greater than 25% are as follows:

Fund	Shareholder	Percent of Shares Held
Total Return Fund	Charles Schwab & Co., Inc.	27.6%
Short Duration Fund	Charles Schwab & Co., Inc.	30.9%
Short Duration Fund	National Financial Services LLC	25.6%

SEMPER FUNDS

NOTES TO FINANCIAL STATEMENTS at May 31, 2022 (Unaudited), Continued

NOTE 11 – CHANGE IN AUDIT CHAIRMAN AND OFFICERS

Mr. Joe Redwine became the Audit Chairman of the Board effective January 1, 2022.

Ms. Michelle Sanville-Seebold resigned as Deputy Chief Compliance Officer effective May 27, 2022.

SEMPER FUNDS

NOTICE TO SHAREHOLDERS at May 31, 2022 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-855-736-7799 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling 1-855-736-7799.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-PORT

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT.  The Funds’ Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Funds’ Form N-PORT is also available, upon request, by calling 1-855-736-7799.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Semper Short Duration Fund
Semper MBS Total Return Fund

At meetings held on October 18 and December 7-8, 2021, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and Semper Capital Management, L.P. (the “Adviser”) on behalf of the Semper Short Duration Fund (the “Short Duration Fund”) and the Semper MBS Total Return Fund (the “MBS Fund”) (collectively the “Funds”).  At both meetings, the Board received and reviewed substantial information regarding the Funds, the Adviser, and the services provided by the Adviser to the Funds under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISER UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Funds, as well as its specific responsibilities in all aspects of day-to-day investment management of the Funds. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Funds.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Adviser’s business continuity plan has operated throughout the COVID-19 pandemic.  The Board further considered the prior relationship between the Adviser and the Trust, as well as the Board’s knowledge of the Adviser’s operations, and noted that during the course of the prior year they had met with certain personnel of the Adviser by videoconference to discuss the Funds’ performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

2.
THE FUNDS’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISER.  In assessing the quality of the portfolio management delivered by the Adviser, the Board reviewed the performance of the Short Duration Fund and MBS Fund as of June 30, 2021 on both an absolute basis and a relative basis in comparison to its peer funds utilizing Morningstar classifications, appropriate securities market benchmarks, and the Adviser’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing each Fund’s performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing a Fund’s performance against broad market benchmarks, the Board took into account the differences in portfolio construction between the Fund and such benchmarks as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

Short Duration Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-and five-year periods and underperformed for the three-year period ended June 30, 2021. The Board also reviewed the performance of the Fund against broad-based securities market benchmarks, noting that it had outperformed both its primary and secondary benchmark indices over the one- and five-year periods and underperformed for the three-year period ended June 30, 2021.  The Board also considered that the Fund underperformed its Cohort average for the one-, three-, and five-year periods ended June 30, 2021.

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund performed in line with the similarly managed account composite for the one-, three-, and five-year periods.

MBS Fund: The Board noted that the Fund outperformed the Morningstar peer group average for the one-year period and underperformed for the three- and five-year periods ended June 30, 2021.  The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had outperformed its primary benchmark index for the one- and five-year periods and underperformed for the three-year period ended June 30, 2021. The Board also considered that the Fund outperformed its Cohort average for the one-year period and underperformed for the three- and five-year periods ended June 30, 2021.

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board also considered any differences in performance between the Adviser’s similarly managed accounts and the performance of the Fund, noting that the Fund outperformed the similarly managed account composite for the one-, three-, and five-year periods.

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISER AND THE STRUCTURE OF THE ADVISER’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and the total fees and expenses of the Funds, the Board reviewed comparisons to the peer funds and the Adviser’s similarly managed accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other separately managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

Short Duration Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.60%, excluding certain operating expenses and class-level expenses (the “Expense Cap”).  The Board considered that the Fund’s total net expense ratio and contractual advisory fee were each above its Morningstar peer group median and average.  The Board took into consideration that the contractual management fee was below the Cohort’s median and average, but that the Fund’s total net expense ratio was above the Cohort’s median and average.  The Board also considered the services the Adviser provided to its separately managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the fees charged to the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and the greater costs to the Adviser of managing the Fund.

MBS Fund: The Board noted that the Adviser had contractually agreed to maintain an annual expense ratio for the Fund of 0.90%, excluding certain operating expenses and class-level expenses (the “Expense Cap”).  The Board noted that the Fund’s total net expense ratio and contractual advisory fee were each below the Morningstar peer group median and average.  The Board also took into consideration that the contractual management fee was below the Cohort’s average and median, while the total net expense ratio was below the average and above the median.  The Board also took into consideration the services the Adviser provides to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were higher than the Adviser’s similarly managed separate account clients, primarily as a reflection of the nature of the separate account client and

SEMPER FUNDS

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

the greater costs to the Adviser of managing the Fund. The Board also considered the Adviser’s representation that none of the separate accounts were managed identically to the Fund.

The Board determined that it would continue to monitor the appropriateness of the advisory fees for the Funds and concluded that, at this time, the fees to be paid to the Adviser were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Adviser that should be shared with shareholders.  The Board further noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Funds do not exceed the specified Expense Caps, but noted that for the MBS Fund, expenses are currently running below its Expense Cap.  The Board additionally noted that the Adviser has represented that it continues to reinvest free cash into growing its resources.  The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Adviser that should be shared with shareholders and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISER AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUNDS.  The Board reviewed the Adviser’s financial information and took into account both the direct benefits and the indirect benefits to the Adviser from advising the Funds.  The Board considered the profitability to the Adviser from its relationship with the Funds and considered any additional material benefits derived by the Adviser from its relationship with the Funds, such as Rule 12b-1 fees.  The Board also considered that the Funds do not generate “soft dollar” benefits that may be used by the Adviser in exchange for Fund brokerage.  After such review, the Board determined that the profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser had maintained adequate profit levels to support the services it provides to the Funds.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Short Duration Fund and MBS Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Adviser, including the advisory fees, were fair and reasonable to the Funds.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Funds would be in the best interest of the Funds and their shareholders.

SEMPER FUNDS

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Funds will reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents that you receive by sending only one copy of each to those addresses shown by two or more accounts. Please call the Funds’ transfer agent toll free at 1-855-736-7799 to request individual copies of these documents. The Funds will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SEMPER FUNDS

PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;

•	Information you give us orally; and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Semper Capital Management, L.P.
52 Vanderbilt Avenue, Suite 401
New York, New York 10017

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

Custodian
U.S. Bank N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202
1-855-736-7799 (855-SEM-PRXX)

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-855-736-7799 (855-SEM-PRXX).  Statements and other information herein are dated and are subject to change.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   8/4/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Jeffrey T. Rauman
 Jeffrey T. Rauman, President/Chief Executive Officer/Principal
 Executive Officer

Date   8/4/2022

By (Signature and Title)*     /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal Financial Officer

Date   8/4/2022

* Print the name and title of each signing officer under his or her signature.